Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2013
Prospectus Date	rr_ProspectusDate	Apr 29, 2013

(500 Index Trust B)
Investment Objective
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (500 Index Trust B)		Series I		Series II		NAV
Management fee		0.47%	[1]	0.47%	[1]	0.47%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.02%	[1]	0.02%	[1]	0.02%
Total annual fund operating expenses		0.54%	[1]	0.74%	[1]	0.49%
Contractual expense reimbursement	[2]	(0.24%)		(0.24%)		(0.24%)
Net fund operating expenses		0.30%	[1]	0.50%	[1]	0.25%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (500 Index Trust B) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	31	123	252	628
Series II	51	187	362	870
NAV	26	107	224	567

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the index. The subadvisor may determine that the fund's investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds ("ETFs") have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2013, the market capitalizations of companies included in the S&P 500 Index ranged from $1.8 billion to $414.5 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     15.85% (Quarter ended 6/30/2009)

Worst Quarter:   -22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (500 Index Trust B)	1 Year	5 Years	10 Years	Inception Date
Series I	15.75%	1.45%	6.88%	Nov 5, 2012
Series II	15.69%	1.44%	6.87%	Nov 5, 2012
NAV	15.80%	1.46%	6.88%	May 1, 1996
S&P 500 Index	16.00%	1.66%	7.10%	Apr 29, 2005

(Active Bond Trust)
Investment Objective
To seek income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Active Bond Trust)		Series I	Series II	NAV
Management fee		0.60%	0.60%	0.60%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%
Total annual fund operating expenses		0.71%	0.91%	0.66%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Active Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	73	227	395	883
Series II	93	290	504	1,120
NAV	67	211	368	822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;

  Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

  Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's"). Each subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisors, Declaration Management & Research LLC ("Declaration") and John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management"), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of "A" or "AA."

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of "A" or "AA."

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     9.91% (Quarter ended 9/30/2009)

Worst Quarter:   -5.91% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Active Bond Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	9.71%	8.09%	6.25%	Apr 29, 2005
Series II	9.48%	7.90%	6.10%	Apr 29, 2005
NAV	9.76%	8.17%	6.30%	Mar 29, 1986
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Mar 29, 1986

(All Cap Core Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (All Cap Core Trust)		Series I	Series II	NAV
Management fee		0.78%	0.78%	0.78%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		0.88%	1.08%	0.83%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (All Cap Core Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	90	281	488	1,084
Series II	110	343	595	1,317
NAV	85	265	460	1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 242% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index (less than $1 million to $414.5 billion as of February 28, 2013).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadvisor blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadvisor's systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

The subadvisor extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadvisor believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadvisor targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     17.59% (Quarter ended 6/30/2009)

Worst Quarter:   -23.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (All Cap Core Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	16.57%	0.52%	7.27%	Jul 15, 1996
Series II	16.38%	0.32%	7.05%	Jan 28, 2002
NAV	16.62%	0.56%	7.32%	Apr 29, 2005
Russell 3000 Index	16.42%	2.04%	7.68%	Jul 15, 1996

(All Cap Value Trust)
Investment Objective
To seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (All Cap Value Trust)	Series I	Series II	NAV
Management fee	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.86%	1.06%	0.81%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (All Cap Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	88	274	477	1,061
Series II	108	337	585	1,294
NAV	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadvisor believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($315 million to $414.5 billion as of February 28, 2013). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadvisor attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadvisor thinks is its full value, or may go down in value, the subadvisor's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadvisor generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadvisor's valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadvisor does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     16.35% (Quarter ended 9/30/2009)

Worst Quarter:   -19.86% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (All Cap Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	10.95%	2.55%	9.01%	Apr 30, 2001
Series II	10.62%	2.33%	8.80%	Jan 28, 2002
NAV	10.92%	2.57%	9.07%	Feb 28, 2005
Russell 3000 Value Index	17.55%	0.83%	7.54%	Apr 30, 2001

(Alpha Opportunities Trust)
Investment Objective
To seek long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Alpha Opportunities Trust)	Series I	Series II		NAV
Management fee	0.97%	0.97%	[1]	0.97%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.05%	0.05%	[1]	0.05%
Total annual fund operating expenses	1.07%	1.27%	[1]	1.02%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Alpha Opportunities Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	109	340	590	1,306
Series II	129	403	697	1,534
NAV	104	325	563	1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a "multiple sleeve structure," which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component "sleeve," the subadvisor has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadvisor is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadvisor analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts ("ADRs") and Global Depositary Receipts), index-related securities (including exchange-traded funds ("ETFs")), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and foreign currency-denominated securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include below-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings ("IPOs"). The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     18.66% (Quarter ended 6/30/2009)

Worst Quarter:   -19.40% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Alpha Opportunities Trust)	1 Year	Since Inception	Inception Date
Series I	21.33%	11.46%	Jun 2, 2009
NAV	21.38%	11.53%	Oct 7, 2008
Russell 3000 Index	16.42%	10.33%	Oct 7, 2008

(American Asset Allocation Trust)
Investment Objective
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Asset Allocation Trust)		Series I	Series II	Series III
Management fee	[1]	0.29%	0.29%	0.29%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	0.93%	1.08%	0.58%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American Asset Allocation Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	95	296	515	1,143
Series II	110	343	595	1,317
Series III	59	186	324	726

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization ("NRSRO") designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's investment advisor). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund's investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40% - 80% in equity securities, 20% - 50% in debt securities and 0% - 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment advisor's assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Credit and counterparty risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Best Quarter:     12.04% (Quarter ended 6/30/2003)

Worst Quarter:   -16.41% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American Asset Allocation Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	15.76%	2.58%	7.25%	Apr 28, 2008
Series II	15.49%	2.43%	6.82%	May 1, 2007
Series III	16.16%	3.03%	7.48%	Jan 2, 2008
S&P 500 Index	16.00%	1.66%	7.10%	May 1, 2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	May 1, 2007
Combined Index	11.31%	3.81%	6.62%	May 1, 2007

(American Global Growth Trust)
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Global Growth Trust)		Series I	Series II	Series III
Management fee	[1]	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.08%	0.08%	0.08%
Total annual fund operating expenses	[1]	1.21%	1.36%	0.86%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American Global Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	123	384	665	1,466
Series II	138	431	745	1,635
Series III	88	274	477	1,061

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, the Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic transactions risk."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     22.00% (Quarter ended 6/30/2009)

Worst Quarter:   -20.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012

Prior to April 29, 2013, the fund compared its performance to the MSCI Word Index (gross of foreign withholding taxes on dividends). After this date, the fund replaced the MSCI World Index (gross of foreign withholding taxes on dividends) with the MSCI All Country World Index, which better reflects its investment strategy.

Average Annual Total Returns (American Global Growth Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	22.13%	1.35%	10.06%	Nov 5, 2010
Series II	22.00%	1.28%	9.67%	May 1, 2007
Series III	22.49%	1.85%	10.34%	Jan 2, 2008
MSCI World Index (gross of foreign withholding taxes on dividends) (former primary benchmark)	16.54%	(0.60%)	8.08%	May 1, 2007
MSCI All Country World Index	16.80%	(0.61%)	8.66%	May 1, 2007
Lipper Global Fund Index	16.07%	(1.00%)	7.67%	May 1, 2007

(American Global Small Capitalization Trust)
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Global Small Capitalization Trust)		Series I	Series II	Series III
Management fee	[1]	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.23%	0.23%	0.23%
Total annual fund operating expenses	[1]	1.54%	1.69%	1.19%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American Global Small Capitalization Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	157	486	839	1,834
Series II	172	533	918	1,998
Series III	121	378	654	1,443

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The advisor currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The advisor has periodically reevaluated and adjusted this definition and may do so in the future.

As a fund that seeks to invest globally, the Global Small Capitalization Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     29.18% (Quarter ended 6/30/2009)

Worst Quarter:   -31.38% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American Global Small Capitalization Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.72%	(3.06%)	11.68%	Nov 5, 2010
Series II	17.49%	(3.13%)	11.28%	May 1, 2007
Series III	18.17%	(2.56%)	11.96%	Jan 2, 2008
MSCI AC World Small Cap Index (gross of foreign withholding taxes on dividends)	18.63%	2.76%	12.51%	May 1, 2007
S&P / Citigroup Global ex. US (less than) 2 Billion Index	18.22%	(0.42%)	13.63%	May 1, 2007

(American Growth Trust)
Investment Objective
To seek to provide growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Growth Trust)		Series I	Series II	Series III
Management fee	[1]	0.33%	0.33%	0.33%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	0.97%	1.12%	0.62%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	99	309	536	1,190
Series II	114	356	617	1,363
Series III	63	199	346	774

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     20.80% (Quarter ended 6/30/2003)

Worst Quarter:   -26.20% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American Growth Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.49%	0.53%	8.36%	Jul 9, 2003
Series II	17.23%	0.38%	8.20%	May 5, 2003
Series III	17.89%	0.97%	8.53%	Jan 2, 2008
S&P 500 Index	16.00%	1.66%	7.10%	May 5, 2003

(American Growth-Income Trust)
Investment Objective
To seek to provide growth of capital and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American Growth-Income Trust)		Series I	Series II	Series III
Management fee	[1]	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses	[1]	0.91%	1.06%	0.56%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American Growth-Income Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	93	290	504	1,120
Series II	108	337	585	1,294
Series III	57	179	313	701

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities that the Growth-Income Fund's investment advisor believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     16.83% (Quarter ended 6/30/2003)

Worst Quarter:   -22.05% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American Growth-Income Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.15%	0.63%	6.61%	Jul 9, 2003
Series II	16.94%	0.47%	6.45%	May 5, 2003
Series III	17.51%	1.19%	6.85%	Jan 2, 2008
S&P 500 Index	16.00%	1.66%	7.10%	May 5, 2003

(American High-Income Bond Trust)
Investment Objective
To seek to provide a high level of current income and, secondarily, capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American High-Income Bond Trust)		Series I	Series II	Series III
Management fee	[1]	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.18%	0.18%	0.18%
Total annual fund operating expenses	[1]	1.24%	1.39%	0.89%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American High-Income Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	126	393	681	1,500
Series II	142	440	761	1,669
Series III	91	284	493	1,096

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund's investment advisor or unrated but determined by the master fund's investment advisor to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as"junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-Income Securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Credit and counterparty risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     15.92% (Quarter ended 6/30/2009)

Worst Quarter:   -16.26% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American High-Income Bond Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	13.12%	6.60%	8.45%	Nov 5, 2010
Series II	12.98%	6.53%	8.06%	May 1, 2007
Series III	13.54%	7.08%	8.69%	Jan 2, 2008
Bank of America Merrill Lynch US High Yield Master II Index	15.59%	10.01%	10.39%	May 1, 2007

(American International Trust)
Investment Objective
To seek to provide long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American International Trust)		Series I	Series II	Series III
Management fee	[1]	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses	[1]	1.17%	1.32%	0.82%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American International Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	119	372	644	1,420
Series II	134	418	723	1,590
Series III	84	262	455	1,014

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the advisor believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:      24.34% (Quarter ended 6/30/2009)

Worst Quarter:    -21.95% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American International Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.49%	(2.44%)	9.25%	Jul 9, 2003
Series II	17.26%	(2.58%)	9.09%	May 5, 2003
Series III	17.94%	(2.02%)	9.42%	Jan 2, 2008
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	8.70%	May 5, 2003

(American New World Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (American New World Trust)		Series I	Series II	Series III
Management fee	[1]	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	[1]	0.60%	0.75%	0.25%
Other Expenses	[1]	0.13%	0.13%	0.13%
Total annual fund operating expenses	[1]	1.47%	1.62%	1.12%
[1]	The table reflects the combined fees of the feeder fund and the master fund.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (American New World Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	150	465	803	1,757
Series II	165	511	881	1,922
Series III	114	356	617	1,363

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's advisor), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund's investment advisor will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund's investment advisor determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds ("junk bonds") and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:      23.90% (Quarter ended 6/30/2009)

Worst Quarter:    -22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (American New World Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.37%	0.15%	13.50%	May 6, 2009
Series II	17.12%	0.05%	13.08%	May 1, 2007
Series III	17.71%	0.62%	13.77%	Jan 2, 2008
MSCI AC World Index (gross of foreign withholding taxes on dividends)	16.80%	(0.61%)	8.66%	May 1, 2007

(Blue Chip Growth Trust)
Investment Objective
To provide long-term growth of capital. Current income is a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Blue Chip Growth Trust)	Series I	Series II	NAV
Management fee	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.86%	1.06%	0.81%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Blue Chip Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	88	274	477	1,061
Series II	108	337	585	1,294
NAV	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadvisor's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadvisor generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadvisor's analysts will evaluate the depth and breadth of a company's management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadvisor's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadvisor targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include below-investment grade debt securities ("junk bonds"). The fund will not purchase a below-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund's debt securities may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund's investment objectives, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     18.74% (Quarter ended 3/31/2012)

Worst Quarter:   -24.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Blue Chip Growth Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	18.36%	2.75%	7.72%	Dec 11, 1992
Series II	18.14%	2.55%	7.51%	Jan 28, 2002
NAV	18.44%	2.80%	7.77%	Feb 28, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Dec 11, 1992

(Bond Trust)
Investment Objective
To seek income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Bond Trust)	Series I	Series II	NAV
Management fee	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.65%	0.85%	0.60%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	66	208	362	810
Series II	87	271	471	1,049
NAV	61	192	335	750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs")

  U.S. and foreign corporate bonds, and

  Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     2.97% (Quarter ended 6/30/2010)

Worst Quarter:   -1.32% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Bond Trust)	1 Year	Since Inception	Inception Date
Series I	6.34%	6.48%	Oct 31, 2011
Series II	6.12%	6.41%	Oct 31, 2011
NAV	6.31%	6.38%	Jul 29, 2009
Barclays U.S. Aggregate Bond Index	4.22%	6.37%	Jul 29, 2009

(Bond PS Series)
Investment Objective
To seek income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Bond PS Series)	Series I		Series II	NAV
Management fee	0.57%	[1]	0.57%	0.57%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	none
Other Expenses	0.08%	[1]	0.08%	0.08%
Total annual fund operating expenses	0.70%	[1]	0.90%	0.65%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Bond PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	72	224	390	871
Series II	92	287	498	1,108
NAV	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

  U.S. and foreign corporate bonds, and

  Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, "John Hancock Issuers") have provided the Bond PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Bond PS Series' portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadvisor could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series"), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadvisor's ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund's performance by increasing the fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund's expense ratio.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:     2.07% (Quarter ended 9/30/2012)

Worst Quarter:   -0.58% (Quarter ended 12/31/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Bond PS Series)	1 Year	Since Inception	Inception Date
Series II	5.67%	5.10%	Apr 28, 2011
NAV	5.96%	5.33%	Apr 28, 2011
Citigroup Broad Investment Grade Index	4.23%	6.45%	Apr 28, 2011

(Capital Appreciation Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Capital Appreciation Trust)	Series I	Series II	NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.79%	0.99%	0.74%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Capital Appreciation Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	81	252	439	978
Series II	101	315	547	1,213
NAV	76	237	411	918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadvisor believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadvisor follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadvisor looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities ���like bonds, corporate notes and preferred stocks ���that the fund can convert into the company's common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund's return or protect its assets if market conditions warrant:

  The fund may make short sales of a security including short sales "against the box."

  The fund may invest up to 20% of the fund's total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)

  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.

  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadvisor believes are of comparable quality to these obligations.

  The fund may invest in repurchase agreements.

The subadvisor considers selling or reducing a stock position when, in the opinion of the subadvisor, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     19.52% (Quarter ended 3/31/2012)

Worst Quarter:   -20.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Capital Appreciation Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	15.98%	3.00%	7.88%	Nov 1, 2000
Series II	15.84%	2.80%	7.68%	Jan 28, 2002
NAV	16.03%	3.04%	7.93%	Feb 28, 2005
Russell 1000 Growth Index	15.26%	3.12%	7.52%	Nov 1, 2000

(Capital Appreciation Value Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Capital Appreciation Value Trust)		Series I Class	Series II Class	NAV Class
Management fee		0.82%	0.82%	0.82%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%
Acquired fund fees and expenses	[1]	0.04%	0.04%	0.04%
Total annual fund operating expenses		0.96%	1.16%	0.91%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Capital Appreciation Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I Class	98	306	531	1,178
Series II Class	118	368	638	1,409
NAV Class	93	290	504	1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund's total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund's common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadvisor expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadvisor attempts to prevent losses as well as achieve gains, the subadvisor typically uses a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadvisor may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadvisor searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund's cash reserve may reflect the subadvisor's ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund's investments in below-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund's investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund's investment objective, the subadvisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     17.59% (Quarter ended 6/30/2009)

Worst Quarter:   -11.31% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Capital Appreciation Value Trust)	1 Year	Since Inception	Inception Date
Series I Class	14.59%	5.30%	Apr 28, 2008
Series II Class	14.49%	5.10%	Apr 28, 2008
NAV Class	14.76%	5.34%	Apr 28, 2008
S&P 500 Index	16.00%	2.74%	Apr 28, 2008

(Core Allocation Plus Trust)
Investment Objective
To seek total return, consisting of long-term capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Allocation Plus Trust)	Series I	Series II	NAV
Management fee	0.91%	0.91%	0.91%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.09%	0.09%	0.09%
Total annual fund operating expenses	1.05%	1.25%	1.00%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Allocation Plus Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	107	334	579	1,283
Series II	127	397	686	1,511
NAV	102	318	552	1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below - investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadvisor's targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadvisor's long-term, strategic asset allocation analysis. The subadvisor anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadvisor relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business envi ronment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadvisor relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade (instruments which are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor) and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the advisor's Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund's investment policies, derivative instruments will be classified as equity-or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     14.50% (Quarter ended 6/30/2009)

Worst Quarter:   -15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Core Allocation Plus Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	13.58%	1.01%	1.01%	Jan 2, 2008
Series II	13.35%	0.82%	0.82%	Jan 2, 2008
NAV	13.54%	1.05%	1.05%	Jan 2, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	(0.60%)	Jan 2, 2008
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.95%	Jan 2, 2008
Combined Index	12.92%	1.79%	1.79%	Jan 2, 2008

(Core Bond Trust)
Investment Objective
To seek total return consisting of income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Bond Trust)		Series I	Series II	NAV
Management fee		0.59%	0.59%	0.59%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		0.68%	0.88%	0.63%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	69	218	379	847
Series II	90	281	488	1,084
NAV	64	202	351	786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 367% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadvisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadvisor believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadvisor expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays U.S. Aggregate Bond Index (the duration of this index as of December 31, 2012 was 5.06 years).

The fund may invest:

  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

  Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

  Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     4.52% (Quarter ended 9/30/2009)

Worst Quarter:   -1.24% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Core Bond Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	6.47%	7.01%	6.00%	Apr 29, 2005
Series II	6.27%	6.79%	5.77%	Apr 29, 2005
NAV	6.54%	7.06%	6.03%	Apr 29, 2005
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.54%	Apr 29, 2005

(Core Fundamental Holdings Trust)
Investment Objective
To seek long term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Fundamental Holdings Trust)		Series I Class	Series II Class	Series III Class	NAV Class
Management fee		0.05%	0.05%	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.35%	0.55%	0.15%	none	[1]
Other Expenses		0.04%	0.04%	0.04%	0.04%	[1]
Acquired fund fees and expenses	[2]	0.42%	0.42%	0.42%	0.42%	[1]
Total annual fund operating expenses		0.86%	1.06%	0.66%	0.51%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Fundamental Holdings Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I Class	88	274	477	1,061
Series II Class	108	337	585	1,294
Series III Class	67	211	368	822
NAV Class	52	164	285	640

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as "junk bonds") with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds" below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisors.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index."

Calendar year total returns for Series II:

Best Quarter:     8.35% (Quarter ended 9/30/2010)

Worst Quarter:   -8.22% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Core Fundamental Holdings Trust)	1 Year	Since Inception	Inception Date
Series I Class	11.03%	10.91%	Apr 30, 2010
Series II Class	10.81%	10.73%	May 1, 2009
Series III Class	11.18%	11.17%	May 1, 2009
S&P 500 Index	16.00%	16.79%	May 1, 2009
Barclays U.S. Aggregate Bond Index	4.22%	6.52%	May 1, 2009
Combined Index	11.31%	12.90%	May 1, 2009

(Core Strategy Trust)
Investment Objective
Seeks long term growth of capital. Current income is also a consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Strategy Trust)		Series I	Series II	NAV
Management fee		0.05%	0.05%	0.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.50%	0.50%	0.50%
Total annual fund operating expenses		0.63%	0.83%	0.58%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Strategy Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	64	202	351	786
Series II	85	265	460	1,025
NAV	59	186	324	726

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (Underlying Funds") as well as other types of investments, See "Other Permitted Investments by the Funds of Funds." The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities ("Equity Investments") and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities ("Fixed Income Investments").

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund's objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:     13.17% (Quarter ended 6/30/2009)

Worst Quarter:   -14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Core Strategy Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	12.53%	2.58%	4.17%	Apr 28, 2008
Series II	12.27%	2.41%	4.05%	Feb 10, 2006
NAV	12.58%	2.62%	4.20%	Apr 28, 2008
S&P 500 Index	16.00%	1.66%	3.93%	Feb 10, 2006
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.99%	Feb 10, 2006
Combined Index	12.49%	3.33%	4.86%	Feb 10, 2006

(Core Global Diversification Trust)
Investment Objective
To seek long term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Global Diversification Trust)		Series I Class	Series II Class	Series III Class	NAV Class
Management fee		0.05%	0.05%	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.35%	0.55%	0.15%	none	[1]
Other Expenses		0.04%	0.04%	0.04%	0.04%	[1]
Acquired fund fees and expenses	[2]	0.47%	0.47%	0.47%	0.47%	[1]
Total annual fund operating expenses		0.91%	1.11%	0.71%	0.56%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Global Diversification Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I Class	93	290	504	1,120
Series II Class	113	353	612	1,352
Series III Class	73	227	395	883
NAV Class	57	179	313	701

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities ("commonly known as "junk bonds") with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds" below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisors.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:     10.66% (Quarter ended 9/30/2010)

Worst Quarter:   -11.28% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Core Global Diversification Trust)	1 Year	Since Inception	Inception Date
Series I Class	13.12%	10.82%	Apr 30, 2010
Series II Class	12.90%	10.66%	May 1, 2009
Series III Class	13.35%	11.09%	May 1, 2009
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	14.73%	May 1, 2009
Barclays U.S. Aggregate Bond Index	4.22%	6.52%	May 1, 2009
Combined Index	12.31%	12.17%	May 1, 2009

(Currency Strategies trust)
Investment Objective
The fund seeks to achieve total return from investments in currency markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Currency Strategies trust)		Series I	Series II	NAV
Management fee	[1]	0.93%	0.93%	0.93%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses	[1]	1.04%	1.24%	0.99%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Currency Strategies trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	106	331
Series II	126	393
NAV	101	315

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, at least 80% of the value of the fund's net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund's assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Ratings ("Fitch") or Moody's Investors Service ("Moody's") or are unrated securities determined by the subadvisor to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch, or as Aaa, Aa, A or Baa by Moody's. Investment grade debt securities include U.S. government securities, including U.S. Treasuries and cash equivalents.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fund may be exposed to currencies of both developed and emerging market countries that, in the subadvisor's opinion, have liquid currency markets. The fund employs an active currency strategy that seeks to deliver returns (or alpha) that is not correlated to the movements of the securities markets. The subadvisor's investment process is systematic and based on fundamental analysis. The subadvisor seeks to exploit factors that drive the relative value of currency markets and to take advantage of the effects of changes in short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk." The risks of currency derivative transactions is further described under "Additional Information about the Fund's Principal Risks - Currency Risk."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Disciplined Diversification Trust)
Investment Objective
To seek total return consisting of capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Disciplined Diversification Trust)	Series I Class	Series II Class	NAV Class
Management fee	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.15%	0.15%	0.15%
Total annual fund operating expenses	0.94%	1.14%	0.89%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Disciplined Diversification Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I Class	96	300	520	1,155
Series II Class	116	362	628	1,386
NAV Class	91	284	493	1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65%-75%
Fixed-Income Securities	30%	25%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund's assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed-income investments, the fund is eligible to invest in a variety of fixed-income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

  Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

  U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.

  Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody's, A1 or better by S&P, or F1 or better by Fitch, and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P, Aa2 by Moody's, or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadvisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody's.

  Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

  Commercial paper rated, at the time of purchase, A1 or better by S&P, Prime1 by Moody's, or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's, or AAA by S&P or Fitch.

  Repurchase Agreements: instruments through which the fund purchase securities (Underlying securities") from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.

  Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

  Debt securities of supranational organizations such as the European Investment Bank, Inter-American Development Bank and the World Bank.

  Debt securities of foreign issuers rated AA or better by S&P, Aa2 or better by Moody's, or AA or better by Fitch.

  Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund's subadvisor. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     16.97% (Quarter ended 6/30/2009)

Worst Quarter:   -11.95% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Disciplined Diversification Trust)	1 Year	Since Inception	Inception Date
Series I Class	12.74%	3.00%	Apr 28, 2008
Series II Class	12.59%	2.82%	Apr 28, 2008
NAV Class	12.79%	3.06%	Apr 28, 2008
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	0.18%	Apr 28, 2008
Barclays U.S. Aggregate Bond Index	4.22%	6.10%	Apr 28, 2008
Combined Index	12.92%	2.40%	Apr 28, 2008

(Emerging Markets Value Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Emerging Markets Value Trust)	Series I	Series II		NAV
Management fee	0.95%	0.95%	[1]	0.95%
Distribution and service (12b-1) fees	0.05%	0.25%	[1]	none
Other Expenses	0.13%	0.13%	[1]	0.13%
Total annual fund operating expenses	1.13%	1.33%	[1]	1.08%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Emerging Markets Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	115	359	622	1,375
Series II	135	421	729	1,601
NAV	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadvisor.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadvisor ("Approved Markets") from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadvisor to be value stocks at the time of purchase. The subadvisor believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadvisor may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadvisor uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadvisor to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund's policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadvisor may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadvisor takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund's policy of seeking broad market diversification means the subadvisor will not utilize "fundamental" securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadvisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

In addition, the subadvisor may adjust the representation in the fund of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country's markets. The subadvisor also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

  Brazil

  Chile

  China

  Colombia

  Czech Republic

  Hungary

  India

  Indonesia

  Malaysia

  Mexico

  Philippines

  Poland

  Russia

  South Africa

  South Korea

  Taiwan

  Thailand

  Turkey

Approved Market Securities

"Approved Market Securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadvisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadvisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     49.54% (Quarter ended 6/30/2009)

Worst Quarter:   -27.57% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Emerging Markets Value Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	18.53%	0.46%	3.77%	May 1, 2007
NAV	18.49%	0.60%	3.81%	May 1, 2007
MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends)	18.63%	(0.61%)	4.24%	May 1, 2007

(Equity-Income Trust)
Investment Objective
To provide substantial dividend income and also long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Equity-Income Trust)		Series I	Series II	NAV
Management fee		0.78%	0.78%	0.78%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		0.87%	1.07%	0.82%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Equity-Income Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	89	278	482	1,073
Series II	109	340	590	1,306
NAV	84	262	455	1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund typically employs a "value" approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund's portfolio securities generally exceeds the yield on the fund's benchmark. The subadvisor believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. While the price of a company's stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

  established operating histories;

  above-average dividend yield relative to the S&P 500 Index;

  low price/earnings ratios relative to the S&P 500 Index;

  sound balance sheets and other positive financial characteristics; and

  low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

  U.S. dollar- and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

  preferred stocks;

  convertible stocks, bonds, and warrants;

  futures and options; and

  bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities ("junk bonds"). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     19.64% (Quarter ended 6/30/2009)

Worst Quarter:   -22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Equity-Income Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.44%	1.54%	7.12%	Feb 19, 1993
Series II	17.18%	1.33%	6.91%	Jan 28, 2002
NAV	17.47%	1.59%	7.16%	Feb 28, 2005
Russell 1000 Value Index	17.51%	0.59%	7.38%	Feb 19, 1993

(Financial Services Trust)
Investment Objective
To seek growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Financial Services Trust)	Series I	Series II	NAV
Management fee	0.78%	0.78%	0.78%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total annual fund operating expenses	0.91%	1.11%	0.86%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Financial Services Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	93	290	504	1,120
Series II	113	353	612	1,352
NAV	88	274	477	1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadvisor uses the Davis Investment Discipline in managing the fund's portfolio. The subadvisor conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadvisor emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadvisor routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadvisor has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadvisor seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record

  Significant alignment of interest in business

  Strong balance sheet

  Low cost structure

  High returns on capital

  Non-obsolescent products/services

  Dominant or growing market share

  Global presence and brand names

  Intelligent application of capital

The subadvisor's goal is to invest in companies for the long term. The subadvisor considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     27.71% (Quarter ended 6/30/2009)

Worst Quarter:   -27.18% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Financial Services Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	18.05%	(1.26%)	5.71%	Apr 30, 2001
Series II	17.82%	(1.47%)	5.50%	Jan 28, 2002
NAV	18.03%	(1.22%)	5.75%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Apr 30, 2001
Lipper Financial Services Index	24.80%	(5.63%)	1.77%	Apr 30, 2001

(Franklin Templeton Founding Allocation Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Franklin Templeton Founding Allocation Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.91%	0.91%	0.91%
Total annual fund operating expenses		1.03%	1.23%	0.98%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Franklin Templeton Founding Allocation Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	105	328	569	1,259
Series II	125	390	676	1,489
NAV	100	312	542	1,201

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities, including U.S. government securities, closed-end funds and partnerships, described under "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadvisor may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to its investments, and the investment decisions made by the advisor or subadvisor to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:     17.54% (Quarter ended 6/30/2009)

Worst Quarter:   -18.01% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Franklin Templeton Founding Allocation Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	16.26%	1.46%	0.73%	Jan 28, 2008
Series II	16.03%	1.26%	0.55%	May 1, 2007
NAV	16.33%	1.49%	0.76%	Apr 28, 2008
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.10%	May 1, 2007
Combined Index	12.49%	3.33%	3.25%	May 1, 2007
S&P 500 Index	16.00%	1.66%	1.53%	May 1, 2007

(Fundamental All Cap Core Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Fundamental All Cap Core Trust)	Series I	Series II	NAV
Management fee	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.76%	0.96%	0.71%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Fundamental All Cap Core Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	78	243	422	942
Series II	98	306	531	1,178
NAV	73	227	395	883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     18.02% (Quarter ended 9/30/2009)

Worst Quarter:   -24.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Fundamental All Cap Core Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	23.52%	1.06%	7.20%	May 5, 2003
Series II	23.31%	0.86%	6.99%	May 5, 2003
NAV	23.66%	1.11%	7.28%	Apr 29, 2005
Russell 3000 Index	16.42%	2.04%	7.29%	May 5, 2003

(Fundamental Holdings Trust)
Investment Objective
To seek long term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Fundamental Holdings Trust)		Series I	Series II	Series III
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.60%	0.75%	0.25%
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.44%	0.44%	0.44%
Total annual fund operating expenses		1.11%	1.26%	0.76%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Fundamental Holdings Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	113	353	612	1,352
Series II	128	400	692	1,523
Series III	78	243	422	942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds ("ETFs"). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information about the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     13.51% (Quarter ended 6/30/2009)

Worst Quarter:   -16.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Fundamental Holdings Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	12.64%	1.52%	0.86%	Oct 31, 2007
Series II	12.47%	1.38%	0.72%	Oct 31, 2007
Series III	12.92%	1.86%	1.20%	Oct 31, 2007
S&P 500 Index	16.00%	1.66%	0.87%	Oct 31, 2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.09%	Oct 31, 2007
Combined Index	11.90%	3.57%	3.09%	Oct 31, 2007

(Fundamental Large Cap Value Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Fundamental Large Cap Value Trust)	Series I	Series II	NAV
Management fee	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.76%	0.96%	0.71%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Fundamental Large Cap Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	78	243	422	942
Series II	98	306	531	1,178
NAV	73	227	395	883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 28, 2013, the lowest market capitalization in this group was $315 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     18.95% (Quarter ended 6/30/2009)

Worst Quarter:   -24.04% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Fundamental Large Cap Value Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	24.42%	1.02%	5.18%	May 3, 2004
Series II	24.23%	0.84%	4.98%	May 3, 2004
NAV	24.48%	1.08%	5.24%	Feb 28, 2005
Russell 1000 Value Index	17.51%	0.59%	5.26%	May 3, 2004

(Fundamental Value Trust)
Investment Objective
To seek growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Fundamental Value Trust)	Series I	Series II	NAV
Management fee	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.85%	1.05%	0.80%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Fundamental Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	87	271	471	1,049
Series II	107	334	579	1,283
NAV	82	255	444	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadvisor uses the Davis Investment Discipline in managing the fund's portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadvisor emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadvisor routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadvisor has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadvisor seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record

  Significant alignment of interest in business

  Strong balance sheet

  Low cost structure

  High returns on capital

  Non-obsolescent products/services

  Dominant or growing market share

  Global presence and brand names

  Intelligent application of capital

The subadvisor's goal is to invest in companies for the long term. The subadvisor considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     20.60% (Quarter ended 6/30/2009)

Worst Quarter:   -24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Fundamental Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	13.45%	(0.26%)	6.39%	Apr 30, 2001
Series II	13.18%	(0.46%)	6.17%	Jan 28, 2002
NAV	13.48%	(0.20%)	6.44%	Feb 28, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Apr 30, 2001

(Global Bond Trust)
Investment Objective
To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Bond Trust)		Series I	Series II	NAV
Management fee		0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses	[1]	0.11%	0.11%	0.11%
Total annual fund operating expenses		0.86%	1.06%	0.81%
[1]	"Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other Expenses" would have been 0.09%.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Global Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	88	274	477	1,061
Series II	108	337	585	1,294
NAV	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  bank capital and trust preferred securities;

  structured notes, including hybrid or "indexed" securities and event-linked bonds;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadvisor's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's, equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:    11.03% (Quarter ended 9/30/2009)

Worst Quarter:   -9.49% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Global Bond Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	7.03%	7.26%	6.89%	Mar 19, 1988
Series II	6.81%	7.04%	6.70%	Jan 28, 2002
NAV	7.15%	7.32%	6.94%	Feb 28, 2005
JP Morgan Global (Unhedged) Government Bond Index	1.30%	5.70%	6.20%	Mar 19, 1988

(Global Diversification Trust)
Investment Objective
To seek long term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Diversification Trust)		Series I	Series II
Management fee		0.04%	0.04%
Distribution and service (12b-1) fees		0.60%	0.75%
Other Expenses		0.03%	0.03%
Acquired fund fees and expenses	[1]	0.60%	0.60%
Total annual fund operating expenses		1.27%	1.42%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Global Diversification Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	129	403	697	1,534
Series II	145	449	776	1,702

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds ("ETFs"). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     18.04% (Quarter ended 6/30/2009)

Worst Quarter:   -17.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Global Diversification Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	15.84%	1.65%	0.96%	Oct 31, 2007
Series II	15.55%	1.49%	0.81%	Oct 31, 2007
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	(1.40%)	Oct 31, 2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.09%	Oct 31, 2007
Combined Index	12.31%	2.16%	1.66%	Oct 31, 2007

(Global Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Global Trust)		Series I	Series II	NAV
Management fee		0.81%	0.81%	0.81%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.10%	0.10%	0.10%
Total annual fund operating expenses		0.96%	1.16%	0.91%
Contractual expense reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Net fund operating expenses		0.95%	1.15%	0.90%
[1]	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Global Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	97	304	529	1,176
Series II	117	366	636	1,407
NAV	92	288	502	1,118

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadvisor applies a"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadvisor's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadvisor also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     19.16% (Quarter ended 9/30/2009)

Worst Quarter:   -20.19% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Global Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	21.74%	(0.40%)	6.82%	Mar 18, 1988
Series II	21.51%	(0.61%)	6.61%	Jan 28, 2002
NAV	21.82%	(0.35%)	6.86%	Apr 29, 2005
MSCI World Index (gross of foreign withholding taxes on dividends)	16.54%	(0.60%)	8.08%	Mar 18, 1988

(Growth Equity Trust)
Investment Objective
To seek to maximize long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Growth Equity Trust)		Series I Class		Series II Class		NAV Class
Management fee	[1]	0.73%	[2]	0.73%	[2]	0.73%
Distribution and service (12b-1) fees		0.05%	[2]	0.25%	[2]	none
Other Expenses		0.04%	[2]	0.04%	[2]	0.04%
Total annual fund operating expenses		0.82%	[2]	1.02%	[2]	0.77%
[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[2]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Growth Equity Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I Class	84	262	455	1,014
Series II Class	104	325	563	1,248
NAV Class	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term"growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or ADRs.

The subadvisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund's not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     16.85% (Quarter ended 3/31/2012)

Worst Quarter:   -14.80% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Growth Equity Trust)	1 Year	Since Inception	Inception Date
NAV Class	15.97%	0.68%	Apr 28, 2008
Russell 1000 Growth Index	15.26%	4.39%	Apr 28, 2008

(Health Sciences Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Health Sciences Trust)		Series I	Series II	NAV
Management fee		1.04%	1.04%	1.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.08%	0.08%	0.08%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.18%	1.38%	1.13%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Health Sciences Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	120	375	649	1,432
Series II	140	437	755	1,657
NAV	115	359	622	1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed"health sciences").

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadvisor's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its investment objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadvisor uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or innovation or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including entering into option transactions.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     18.13% (Quarter ended 6/30/2003)

Worst Quarter:   -19.64% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Health Sciences Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	31.89%	9.29%	13.40%	Apr 30, 2001
Series II	31.59%	9.07%	13.17%	Jan 28, 2002
NAV	31.93%	9.35%	13.45%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Apr 30, 2001
Lipper Health/Biotechnology Index	23.91%	7.47%	10.41%	Apr 30, 2001

(Heritage Trust)
Investment Objective
To seek long-term capital growth.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Heritage Trust)	Series I		Series II		NAV
Management fee	0.85%	[1]	0.85%	[1]	0.85%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.07%	[1]	0.07%	[1]	0.07%
Total annual fund operating expenses	0.97%	[1]	1.17%	[1]	0.92%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Heritage Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	99	309	536	1,190
Series II	119	372	644	1,420
NAV	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadvisor looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadvisor will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadvisor uses a bottom-up approach to stock selection. This means that the subadvisor makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadvisor manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadvisor's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadvisor buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadvisor intends to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadvisor believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:    18.40% (Quarter ended 9/30/2010)

Worst Quarter:  -25.98% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Heritage Trust)	1 Year	5 Years	Since Inception	Inception Date
NAV	16.11%	(2.98%)	4.35%	Oct 24, 2005
Russell Mid Cap Growth Index	15.81%	3.23%	6.22%	Oct 24, 2005

(High Yield Trust)
Investment Objective
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (High Yield Trust)	Series I	Series II	NAV
Management fee	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.77%	0.97%	0.72%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (High Yield Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	79	246	428	954
Series II	99	309	536	1,190
NAV	74	230	401	894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks,

U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadvisor to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody's	Ba through C
Standard & Poor's	BB through D

Non-investment-grade securities are commonly referred to as"junk bonds." The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadvisor.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadvisor, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     24.28% (Quarter ended 6/30/2009)

Worst Quarter:   -20.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (High Yield Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	18.99%	8.27%	9.09%	Jan 2, 1997
Series II	18.87%	8.07%	8.89%	Jan 28, 2002
NAV	19.06%	8.33%	9.15%	Feb 28, 2005
Citigroup High Yield Index	15.17%	9.82%	10.39%	Jan 2, 1997

(Income Trust)
Investment Objective
To seek to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Trust)	Series I		Series II		NAV
Management fee	0.80%	[1]	0.80%	[1]	0.80%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.06%	[1]	0.06%	[1]	0.06%
Total annual fund operating expenses	0.91%	[1]	1.11%	[1]	0.86%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Income Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	93	290	504	1,120
Series II	113	353	612	1,352
NAV	88	274	477	1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadvisor's analysis of the best opportunities for the fund's portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's") are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody's, or unrated, but deemed by the subadvisor to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadvisor searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadvisor considers a variety of factors, including:

  the experience and managerial strength of the company;

  responsiveness to changes in interest rates and business conditions;

  debt maturity schedules and borrowing requirements;

  the company's changing financial condition and market recognition of the change; and

  a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor's 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series NAV:

Best Quarter:     16.59% (Quarter ended 6/30/2009)

Worst Quarter:   -14.27% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Income Trust)	1 Year	5 Years	Since Inception	Inception Date
NAV	13.23%	4.79%	3.87%	May 1, 2007
S&P 500 Index	16.00%	1.66%	1.53%	May 1, 2007
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.10%	May 1, 2007
Combined Index	10.13%	4.26%	4.23%	May 1, 2007

(International Core Trust)
Investment Objective
To seek high total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Core Trust)	Series I	Series II	NAV
Management fee	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.14%	0.14%	0.14%
Total annual fund operating expenses	1.07%	1.27%	1.02%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Core Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	109	340	590	1,306
Series II	129	403	697	1,534
NAV	104	325	563	1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     20.53% (Quarter ended 6/30/2009)

Worst Quarter:   -19.42% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (International Core Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	15.05%	(3.66%)	7.26%	Jan 2, 1997
Series II	14.82%	(3.84%)	7.07%	Jan 28, 2002
NAV	15.16%	(3.61%)	7.31%	Feb 28, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	8.70%	Jan 2, 1997

(International Equity Index Trust B)
Investment Objective
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Equity Index Trust B)		NAV	Series I		Series II
Management fee		0.54%	0.54%	[1]	0.54%	[1]
Distribution and service (12b-1) fees		none	0.05%	[1]	0.25%	[1]
Other Expenses		0.05%	0.05%	[1]	0.05%	[1]
Total annual fund operating expenses		0.59%	0.64%	[1]	0.84%	[1]
Contractual expense reimbursement	[2]	(0.25%)	(0.25%)	[1]	(0.25%)	[1]
Net fund operating expenses		0.34%	0.39%	[1]	0.59%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Equity Index Trust B) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	40	153	305	748
Series II	60	216	415	987
NAV	35	137	278	687

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the "Index"), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 28, 2013, the market capitalization range of the Index was $676 million to $251.6 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses"sampling" methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund's investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadvisor generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund's investment objective.

The fund is normally fully invested. The subadvisor invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (invest ments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the advisor or subadvisor).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     27.40% (Quarter ended 6/30/2009)

Worst Quarter:   -22.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (International Equity Index Trust B)	1 Year	5 Years	10 Years	Inception Date
Series I	17.71%	(2.72%)	9.85%	Nov 5, 2012
Series II	17.68%	(2.72%)	9.84%	Nov 5, 2012
NAV	17.76%	(2.71%)	9.85%	Apr 29, 2005
MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)	17.39%	(2.44%)	10.22%	Apr 29, 2005

(International Growth Stock Trust)
Investment Objective
The fund seeks to achieve long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Growth Stock Trust)		Series I		Series II		NAV
Management fee		0.81%	[1]	0.81%	[1]	0.81%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.15%	[1]	0.15%	[1]	0.15%
Acquired fund fees and expenses	[2]	0.01%	[1]	0.01%	[1]	0.01%
Total annual fund operating expenses		1.02%	[1]	1.22%	[1]	0.97%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Growth Stock Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	104	325	563	1,248
Series II	124	387	670	1,477
NAV	99	309	536	1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund's subadvisor to have potential for earnings or revenue growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. The fund may invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund's net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.

The subadvisor employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions, including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards, described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     10.10% (Quarter ended 3/31/2012)

Worst Quarter:   -18.11% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012

Prior to April 29, 2013, the fund compared its performance to the MSCI EAFE Growth Index. After this date, the fund replaced the MSCI EAFE Growth Index with the MSCI All Country World ex U.S. Growth Index, which better reflects its investment strategy.

Average Annual Total Returns (International Growth Stock Trust)	1 Year	Since Inception	Inception Date
Series I	15.59%	7.15%	Nov 5, 2012
Series II	15.57%	7.14%	Nov 5, 2012
NAV	15.64%	7.17%	Sep 16, 2010
MSCI All Country World ex U.S. Growth Index	15.91%	5.50%	Sep 16, 2010
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends) (former primary benchmark)	17.28%	6.09%	Sep 16, 2010

(International Small Company Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Small Company Trust)	Series I	Series II	NAV
Management fee	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.18%	0.18%	0.18%
Total annual fund operating expenses	1.18%	1.38%	1.13%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Small Company Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	120	375	649	1,432
Series II	140	437	755	1,657
NAV	115	359	622	1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,375 million to $4,350 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors determined to be appropriate by the subadvisor given market conditions. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     31.13% (Quarter ended 6/30/2009)

Worst Quarter:   -22.53% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (International Small Company Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	19.19%	(1.39%)	0.61%	Nov 16, 2009
Series II	19.00%	(1.50%)	0.52%	Nov 16, 2009
NAV	19.24%	(1.36%)	0.63%	Apr 28, 2006
MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)	20.42%	(0.51%)	0.41%	Apr 28, 2006

(International Value Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Value Trust)	Series I	Series II	NAV
Management fee	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.12%	0.12%	0.12%
Total annual fund operating expenses	0.97%	1.17%	0.92%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	99	309	536	1,190
Series II	119	372	644	1,420
NAV	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadvisor's investment philosophy is"bottom-up," value-oriented, and long-term. In choosing equity investments, the subadvisor will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     24.18% (Quarter ended 6/30/2003)

Worst Quarter:   -21.66% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (International Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	19.38%	(2.65%)	9.22%	May 1, 1999
Series II	19.07%	(2.84%)	9.00%	Jan 28, 2002
NAV	19.36%	(2.60%)	9.24%	Feb 28, 2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	17.90%	(3.21%)	8.70%	May 1, 1999

(Investment Quality Bond Trust)
Investment Objective
To provide a high level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Investment Quality Bond Trust)	Series I	Series II	NAV
Management fee	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.68%	0.88%	0.63%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Investment Quality Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	69	218	379	847
Series II	90	281	488	1,084
NAV	64	202	351	786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

The subadvisor's investment decisions derive from a three-pronged analysis, including:

  sector analysis,

  credit research, and

  call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

  relative valuation of available alternatives,

  impact on portfolio yield, quality and liquidity, and

  impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's net assets are invested in bonds and debentures, including:

  marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;

  securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

  cash and cash equivalent securities which are authorized for purchase by Money Market Trust.

The balance (no more than 20%) of the fund's net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

  U.S. and foreign debt securities,

  preferred stocks,

  convertible securities (including those issued in the Euromarket),

  securities carrying warrants to purchase equity securities,

  foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,

  hybrid securities, and

  below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays U.S. Government Bond Index and 50% of the Barclays U.S. Credit Index.

Calendar year total returns for Series I:

Best Quarter:     6.55% (Quarter ended 9/30/2009)

Worst Quarter:   -3.39% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Investment Quality Bond Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	7.59%	6.67%	5.74%	Jun 19, 1985
Series II	7.37%	6.48%	5.55%	Jan 28, 2002
NAV	7.66%	6.73%	5.78%	Feb 28, 2005
Barclays U.S. Government Index	2.02%	5.23%	4.66%	Jun 19, 1985
Barclays U.S. Credit Index	9.39%	7.65%	6.24%	Jun 19, 1985
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Jun 19, 1985
Combined Index	5.65%	6.49%	5.47%	Jun 19, 1985

(Lifecycle 2010 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2010 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.73%	0.73%	0.73%
Total annual fund operating expenses	[1]	0.93%	1.13%	0.88%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2010 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	95	296
Series II	115	359
NAV	90	281

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2015 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2015 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.74%	0.74%	0.74%
Total annual fund operating expenses	[1]	0.94%	1.14%	0.89%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2015 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	96	300
Series II	116	362
NAV	91	284

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2020 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2020 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.74%	0.74%	0.74%
Total annual fund operating expenses	[1]	0.94%	1.14%	0.89%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2020 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	96	300
Series II	116	362
NAV	91	284

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Target allocation risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2025 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2025 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.75%	0.75%	0.75%
Total annual fund operating expenses	[1]	0.95%	1.15%	0.90%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2025 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	97	303
Series II	117	365
NAV	92	287

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2030 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2030 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.76%	0.76%	0.76%
Total annual fund operating expenses	[1]	0.96%	1.16%	0.91%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2030 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	98	306
Series II	118	368
NAV	93	290

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2035 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2035 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.77%	0.77%	0.77%
Total annual fund operating expenses	[1]	0.97%	1.17%	0.92%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2035 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	99	309
Series II	119	372
NAV	94	293

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterpartyrisk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2040 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2040 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total annual fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2040 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	100	312
Series II	120	375
NAV	95	296

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2045 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2045 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total annual fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2045 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	100	312
Series II	120	375
NAV	95	296

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed-income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifecycle 2050 Trust)
Investment Objective
To seek high total return until the fund's target retirement date.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifecycle 2050 Trust)		Series I	Series II	NAV
Management fee	[1]	0.06%	0.06%	0.06%
Distribution and service (12b-1) fees	[1]	0.05%	0.25%	none
Other Expenses	[1]	0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1][2]	0.78%	0.78%	0.78%
Total annual fund operating expenses	[1]	0.98%	1.18%	0.93%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifecycle 2050 Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	100	312
Series II	120	375
NAV	95	296

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Lifestyle Aggressive Trust)
Investment Objective
To seek long-term growth of capital. Current income is not a consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Aggressive Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.88%	0.88%	0.88%
Total annual fund operating expenses		1.00%	1.20%	0.95%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Aggressive Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	102	318	552	1,225
Series II	122	381	660	1,455
NAV	97	303	525	1,166

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic transactions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     20.25% (Quarter ended 6/30/2009)

Worst Quarter:   -24.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Aggressive Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	16.61%	(0.02%)	8.05%	Jan 8, 1997
Series II	16.43%	(0.21%)	7.88%	Jan 28, 2002
NAV	16.67%	0.03%	8.09%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 8, 1997

(Lifestyle Balanced Trust)
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Balanced Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired fund fees and expenses	[1]	0.68%	0.68%	0.68%
Total annual fund operating expenses		0.79%	0.99%	0.74%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Balanced Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	81	252	439	978
Series II	101	315	547	1,213
NAV	76	237	411	918

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor's 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     15.83% (Quarter ended 6/30/2009)

Worst Quarter:   -17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Balanced Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	11.87%	2.47%	7.39%	Jan 8, 1997
Series II	11.70%	2.27%	7.22%	Jan 28, 2002
NAV	11.90%	2.52%	7.43%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 8, 1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Jan 8, 1997
Combined Index	10.13%	4.26%	6.44%	Jan 8, 1997

(Lifestyle Balanced PS Series)
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Balanced PS Series)		Series I		Series II	NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.06%	[1]	0.06%	0.06%	[1]
Acquired fund fees and expenses	[2]	0.74%	[1]	0.74%	0.74%	[1]
Total annual fund operating expenses		0.90%	[1]	1.10%	0.85%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Balanced PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	92	287	498	1,108
Series II	112	350	606	1,340
NAV	87	271	471	1,049

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:      7.12% (Quarter ended 3/31/2012)

Worst Quarter:    -1.66% (Quarter ended 6/30/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Balanced PS Series)	1 Year	Since Inception	Inception Date
Series II	10.54%	3.24%	Apr 29, 2011
S&P 500 Index	16.00%	5.20%	Apr 29, 2011
Barclays U.S. Aggregate Bond Index	4.22%	6.21%	Apr 29, 2011
Combined Index	11.31%	5.88%	Apr 29, 2011

(Lifestyle Conservative Trust)
Investment Objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Conservative Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired fund fees and expenses	[1]	0.65%	0.65%	0.65%
Total annual fund operating expenses		0.76%	0.96%	0.71%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Conservative Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	78	243	422	942
Series II	98	306	531	1,178
NAV	73	227	395	883

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor's 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:    10.58% (Quarter ended 6/30/2009)

Worst Quarter:   -8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Conservative Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	8.52%	4.87%	6.08%	Jan 8, 1997
Series II	8.27%	4.66%	5.91%	Jan 28, 2002
NAV	8.55%	4.93%	6.13%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 8, 1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Jan 8, 1997
Combined Index	6.59%	5.38%	5.76%	Jan 8, 1997

(Lifestyle Conservative PS Series)
Investment Objective
To seek a high level of current income with some consideration given to growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Conservative PS Series)		Series I		Series II	NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.15%	[1]	0.15%	0.15%	[1]
Acquired fund fees and expenses	[2]	0.69%	[1]	0.69%	0.69%	[1]
Total annual fund operating expenses		0.94%	[1]	1.14%	0.89%	[1]
Contractual expense reimbursement	[3]	(0.05%)	[1]	(0.05%)	(0.05%)	[1]
Net fund operating expenses		0.89%	[1]	1.09%	0.84%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Advisor has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Conservative PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	91	289	510	1,145
Series II	111	352	618	1,376
NAV	86	274	483	1,086

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the S&P 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:    3.48% (Quarter ended 3/31/2012)

Worst Quarter:   0.47% (Quarter ended 6/30/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Conservative PS Series)	1 Year	Since Inception	Inception Date
Series II	7.53%	4.59%	Apr 29, 2011
S&P 500 Index	16.00%	5.20%	Apr 29, 2011
Barclays U.S. Aggregate Bond Index	4.22%	6.21%	Apr 29, 2011
Combined Index	6.59%	6.20%	Apr 29, 2011

(Lifestyle Growth Trust)
Investment Objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Growth Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired fund fees and expenses	[1]	0.70%	0.70%	0.70%
Total annual fund operating expenses		0.81%	1.01%	0.76%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	83	259	450	1,002
Series II	103	322	558	1,236
NAV	78	243	422	942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor's 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     17.89% (Quarter ended 6/30/2009)

Worst Quarter:   -20.75% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Growth Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	13.87%	1.38%	7.74%	Jan 8, 1997
Series II	13.59%	1.17%	7.55%	Jan 28, 2002
NAV	13.91%	1.42%	7.77%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 8, 1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Jan 8, 1997
Combined Index	12.49%	3.33%	6.78%	Jan 8, 1997

(Lifestyle Growth PS Series)
Investment Objective
To seek long-term growth of capital. Current income is also a consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Growth PS Series)		Series I		Series II	NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.06%	[1]	0.06%	0.06%	[1]
Acquired fund fees and expenses	[2]	0.77%	[1]	0.77%	0.77%	[1]
Total annual fund operating expenses		0.93%	[1]	1.13%	0.88%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Growth PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	95	296	515	1,143
Series II	115	359	622	1,375
NAV	90	281	488	1,084

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. The Combined Index represents 80% of the S&P 500 Index and 20% of the Barclays U.S. Aggregate Bond Index."

Calendar year total returns for Series II:

Best Quarter:     9.44% (Quarter ended 3/31/2012)

Worst Quarter:   -2.96% (Quarter ended 6/30/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Growth PS Series)	1 Year	Since Inception	Inception Date
Series II	12.45%	2.27%	Apr 29, 2011
S&P 500 Index	16.00%	5.20%	Apr 29, 2011
Barclays U.S. Aggregate Bond Index	4.22%	6.21%	Apr 29, 2011
Combined Index	13.66%	5.59%	Apr 29, 2011

(Lifestyle Moderate Trust)
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Moderate Trust)		Series I	Series II	NAV
Management fee		0.04%	0.04%	0.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.02%	0.02%	0.02%
Acquired fund fees and expenses	[1]	0.67%	0.67%	0.67%
Total annual fund operating expenses		0.78%	0.98%	0.73%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Moderate Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	80	249	433	966
Series II	100	312	542	1,201
NAV	75	233	406	906

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future."

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor's 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:     13.89% (Quarter ended 6/30/2009)

Worst Quarter:   -13.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Moderate Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	10.67%	3.84%	6.70%	Jan 8, 1997
Series II	10.50%	3.64%	6.54%	Jan 28, 2002
NAV	10.71%	3.89%	6.74%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 8, 1997
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Jan 8, 1997
Combined Index	8.95%	4.67%	6.24%	Jan 8, 1997

(Lifestyle Moderate PS Series)
Investment Objective
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Lifestyle Moderate PS Series)		Series I		Series II	NAV
Management fee		0.05%	[1]	0.05%	0.05%	[1]
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	none	[1]
Other Expenses		0.11%	[1]	0.11%	0.11%	[1]
Acquired fund fees and expenses	[2]	0.72%	[1]	0.72%	0.72%	[1]
Total annual fund operating expenses		0.93%	[1]	1.13%	0.88%	[1]
Contractual expense reimbursement	[3]	(0.01%)	[1]	(0.01%)	(0.01%)	[1]
Net fund operating expenses		0.92%	[1]	1.12%	0.87%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	The Advisor has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Lifestyle Moderate PS Series) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	94	294	513	1,141
Series II	114	357	620	1,373
NAV	89	279	486	1,082

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:     5.90% (Quarter ended 3/31/2012)

Worst Quarter:   -0.94% (Quarter ended 6/30/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Lifestyle Moderate PS Series)	1 Year	Since Inception	Inception Date
Series II	9.55%	3.98%	Apr 29, 2011
S&P 500 Index	16.00%	5.20%	Apr 29, 2011
Barclays U.S. Aggregate Bond Index	4.22%	6.21%	Apr 29, 2011
Combined Index	8.95%	6.09%	Apr 29, 2011

(Mid Cap Index Trust)
Investment Objective
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Mid Cap Index Trust)		Series I	Series II	NAV
Management fee		0.47%	0.47%	0.47%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		0.56%	0.76%	0.51%
Contractual expense reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Net fund operating expenses		0.46%	0.66%	0.41%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Mid Cap Index Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	47	159	292	681
Series II	67	222	402	922
NAV	42	143	265	620

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P 400 MidCap Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the S&P MidCap 400 Index ranged from $322 million to $16.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P MidCap 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     19.86% (Quarter ended 9/30/2009)

Worst Quarter:   -25.65% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Mid Cap Index Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.48%	4.69%	9.99%	May 2, 2000
Series II	17.30%	4.49%	9.78%	Jan 28, 2002
NAV	17.54%	4.75%	10.03%	Apr 29, 2005
S&P MidCap 400 Index	17.88%	5.15%	10.53%	May 2, 2000

(Mid Cap Stock Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Mid Cap Stock Trust)	Series I	Series II	NAV
Management fee	0.84%	0.84%	0.84%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.93%	1.13%	0.88%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Mid Cap Stock Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	95	296	515	1,143
Series II	115	359	622	1,375
NAV	90	281	488	1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund,"medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($315 million to $42 billion as of February 28, 2013) or the S&P MidCap 400 Index ($322 million to $16.2 billion as of February 28, 2013).

The subadvisor's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadvisor looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     20.14% (Quarter ended 6/30/2003)

Worst Quarter:   -25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Mid Cap Stock Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	22.21%	0.18%	10.64%	May 1, 1999
Series II	22.01%	(0.03%)	10.41%	Jan 28, 2002
NAV	22.25%	0.23%	10.69%	Feb 28, 2005
Russell Mid Cap Growth Index	15.81%	3.23%	10.32%	May 1, 1999

(Mid Cap Value Equity Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Mid Cap Value Equity Trust)	Series I		Series II		NAV
Management fee	0.87%	[1]	0.87%	[1]	0.87%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.07%	[1]	0.07%	[1]	0.07%
Total annual fund operating expenses	0.99%	[1]	1.19%	[1]	0.94%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Mid Cap Value Equity Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	101	315	547	1,213
Series II	121	378	654	1,443
NAV	96	300	520	1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 28, 2013, the market capitalizations of companies included in the Russell MidCap Value Index ranged from $315 million to $42 billion. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund's objective, the subadvisor chooses equity investments by:

  Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

  Identifying companies with growth potential based on:

  effective management, as demonstrated by overall performance,

  financial strength, and

  underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadvisor considers, among other factors, whether:

  The security is overvalued relative to alternative investments.

  The security has reached the subadvisor's price objective.

  The company has met the subadvisor's earnings and/or growth expectations.

  The security exhibits unacceptable correlation characteristics with other portfolio holdings.

  The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     21.67% (Quarter ended 9/30/2009)

Worst Quarter:   -27.70% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Mid Cap Value Equity Trust)	1 Year	5 Years	Since Inception	Inception Date
NAV	18.47%	0.90%	2.90%	Apr 28, 2006
Russell Mid Cap Value Index	18.51%	3.79%	4.17%	Apr 28, 2006

(Mid Value Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Mid Value Trust)		Series I	Series II	NAV
Management fee		0.95%	0.95%	0.95%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired fund fees and expenses	[1]	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.06%	1.26%	1.01%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Mid Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	108	337	585	1,294
Series II	128	400	692	1,523
NAV	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadvisor employs a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:

  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;

  Demonstrated or potentially attractive operating margins, profits and/or cash flow;

  Sound balance sheets;

  Stock ownership by management/employees; and

  Experienced and capable management.

The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     23.21% (Quarter ended 6/30/2009)

Worst Quarter:   -23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Mid Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	19.42%	4.73%	10.93%	Apr 29, 2005
Series II	19.29%	4.52%	10.76%	Apr 29, 2005
NAV	19.43%	4.76%	10.95%	May 1, 1998
Russell Mid Cap Value Index	18.51%	3.79%	10.63%	May 1, 1998

(Money Market Trust)
Investment Objective
To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Money Market Trust)	Series I	Series II	NAV
Management fee	0.47%	0.47%	0.47%	[1]
Distribution and service (12b-1) fees	0.05%	0.25%	none	[1]
Other Expenses	0.03%	0.03%	0.03%	[1]
Total annual fund operating expenses	0.55%	0.75%	0.50%	[1]
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Money Market Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	56	176	307	689
Series II	77	240	417	930
NAV	51	160	280	628

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-1" by Moody's or "A-1" or "A-1" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

  short-term obligations issued by state and local governmental issuers;

  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information ���Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:    1.18% (Quarter ended 9/30/2006)

Worst Quarter:   0.00% (Quarter ended 12/31/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Money Market Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	0.01%	0.41%	1.50%	Jun 15, 1985
Series II	0.01%	0.34%	1.36%	Jan 28, 2002

(Money Market Trust B)
Investment Objective
To obtain maximum current income consistent with preservation of principal and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Money Market Trust B)		NAV
Management fee		0.50%
Distribution and service (12b-1) fees		none
Other Expenses		0.03%
Total annual fund operating expenses		0.53%
Contractual expense reimbursement	[1]	(0.25%)
Net fund operating expenses		0.28%
[1]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at this time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Money Market Trust B) (USD $)	1 Year	3 Years	5 Years	10 Years
NAV	29	118	245	614

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

  short-term obligations issued by state and local governmental issuers;

  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information ��� Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:    1.25% (Quarter ended 9/30/2006)

Worst Quarter:   0.00% (Quarter ended 3/31/2012)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Money Market Trust B)	1 Year	5 Years	10 Years	Inception Date
NAV	0.05%	0.55%	1.71%	Mar 28, 1986

(Mutual Shares Trust)
Investment Objective
To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Mutual Shares Trust)		Series I	Series II		NAV
Management fee	[1]	0.92%	0.92%	[2]	0.92%
Distribution and service (12b-1) fees		0.05%	0.25%	[2]	none
Other Expenses		0.06%	0.06%	[2]	0.06%
Total annual fund operating expenses		1.03%	1.23%	[2]	0.98%
[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[2]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Mutual Shares Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	105	328	569	1,259
Series II	125	390	676	1,489
NAV	100	312	542	1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadvisor expects to be exchanged for common or preferred stock) of companies of any nation that the subadvisor believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

  Undervalued Securities. Securities the subadvisor believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

  Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadvisor believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadvisor believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadvisor employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadvisor focuses on the market price of a company's securities relative to the subadvisor's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadvisor's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The subadvisor examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an"arbitrage" strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     17.31% (Quarter ended 6/30/2009)

Worst Quarter:   -21.42% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Mutual Shares Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	14.13%	(0.09%)	(0.87%)	Jan 28, 2008
NAV	14.08%	(0.05%)	(0.84%)	May 1, 2007
S&P 500 Index	16.00%	1.66%	1.53%	May 1, 2007

(Natural Resources Trust)
Investment Objective
To seek long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Natural Resources Trust)	Series I	Series II	NAV
Management fee	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.08%	0.08%	0.08%
Total annual fund operating expenses	1.13%	1.33%	1.08%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Natural Resources Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	115	359	622	1,375
Series II	135	421	729	1,601
NAV	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in three major sectors: (1) energy, (2) metals and mining and (3) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above. This may include forest products such as timber, pulp and paper product companies.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company's potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments' investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify"advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments' investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments' investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

Calendar year total returns for Series I:

Best Quarter:     26.69% (Quarter ended 6/30/2009)

Worst Quarter:   -36.61% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
The return for the Index under "Since Inception" may be calculated from the month end closest to the inception date of the fund.
Average Annual Total Returns (Natural Resources Trust)		1 Year	5 Years	Since Inception	Inception Date
Series I		0.52%	(6.59%)	12.85%	May 5, 2003
Series II		0.22%	(6.80%)	12.61%	May 5, 2003
NAV		0.58%	(6.56%)	12.89%	Feb 28, 2005
MSCI World Energy Index (gross of foreign withholding taxes on dividends)	[1]	2.50%	(1.67%)	12.03%	May 5, 2003
MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)	[1]	1.14%	(5.84%)	15.05%	May 5, 2003
MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends) (former benchmark)	[1]	20.98%	(3.35%)	2.19%	May 5, 2003
Combined Index (New)		2.29%	(2.88%)	13.68%	May 5, 2003
Combined Index (Old)		4.13%	(2.45%)	12.48%	May 5, 2003
[1]	Prior to July 16, 2012, the fund compared its performance to 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisors' outlook on the fund's investments and allocations to natural resources sectors.

(New Income Trust)
Investment Objective
To seek a high level of current income consistent with the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (New Income Trust)		Series I		Series II		NAV
Management fee		0.61%	[1]	0.61%	[1]	0.61%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.04%	[1]	0.04%	[1]	0.04%
Acquired fund fees and expenses	[2]	0.01%	[1]	0.01%	[1]	0.01%
Total annual fund operating expenses		0.71%	[1]	0.91%	[1]	0.66%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (New Income Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	73	227	395	883
Series II	93	290	504	1,120
NAV	67	211	368	822

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), Treasury inflation protected securities, and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor's, Moody's, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund's total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as "junk bonds"). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund's objective, it may also invest in other securities, and use futures, options, swaps and foreign currency forward contracts.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadvisor believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadvisor has the discretion to purchase some securities that do not meet the fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadvisor, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in foreign currency forward contracts, foreign currency swaps, futures contracts and options."

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. Effective May 3, 2010, the fund changed its investment polices to reduce exposure to equities, high yield and foreign bonds.

Calendar year total returns for Series NAV:

Best Quarter:     9.13% (Quarter ended 6/30/2009)

Worst Quarter:   -5.13% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (New Income Trust)	1 Year	5 Years	Since Inception	Inception Date
NAV	5.91%	5.14%	5.73%	Oct 24, 2005
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.83%	Oct 24, 2005

(Real Estate Securities Trust)
Investment Objective
To seek to achieve a combination of long-term capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Real Estate Securities Trust)	Series I	Series II	NAV
Management fee	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.79%	0.99%	0.74%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Real Estate Securities Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	81	252	439	978
Series II	101	315	547	1,213
NAV	76	237	411	918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadvisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadvisor looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadvisor believes will be the most profitable to the fund. The subadvisor also considers the effect of the real estate securities markets in general when making investment decisions. The subadvisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadvisor chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;

  A security has reached its optimum valuation; or

  A particular company or general economic conditions have changed.

Based on its recent practices, the subadvisor expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadvisor believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     32.43% (Quarter ended 9/30/2009)

Worst Quarter:   -39.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Real Estate Securities Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.26%	5.51%	12.09%	Apr 30, 1987
Series II	17.09%	5.31%	11.88%	Jan 28, 2002
NAV	17.33%	5.57%	12.15%	Feb 28, 2005
MSCI U.S. REIT Index	17.77%	5.58%	11.58%	Apr 30, 1987

(Real Return Bond Trust)
Investment Objective
To seek maximum real return, consistent with preservation of real capital and prudent investment management.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Real Return Bond Trust)		Series I	Series II	NAV
Management fee		0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses	[1]	0.23%	0.23%	0.23%
Total annual fund operating expenses		0.98%	1.18%	0.93%
[1]	"Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other Expenses" would have been 0.10%.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Real Return Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	100	312	542	1,201
Series II	120	375	649	1,432
NAV	95	296	515	1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or"indexed" securities and event-linked bonds;

  bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     6.26% (Quarter ended 3/31/2009)

Worst Quarter:   -8.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
The return for the Index under "Since Inception" may be calculated from the month end closest to the inception date of the fund.
Average Annual Total Returns (Real Return Bond Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	8.86%	7.06%	6.42%	May 5, 2003
Series II	8.58%	6.84%	6.20%	May 5, 2003
NAV	8.86%	7.09%	6.44%	Feb 28, 2005
Barclays U.S. TIPS Index	6.98%	7.04%	6.62%	May 5, 2003

(Science & Technology Trust)
Investment Objective
To seek long-term growth of capital. Current income is incidental to the fund's objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Science & Technology Trust)		Series I	Series II	NAV
Management fee		1.05%	1.05%	1.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.06%	0.06%	0.06%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.17%	1.37%	1.12%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Science & Technology Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	119	372	644	1,420
Series II	139	434	750	1,646
NAV	114	356	617	1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisors, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. ("T. Rowe Price")

50%* Allianz Global Investors U.S. LLC ("AGI US") (formerly, RCM Capital Management LLC)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

  information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services

  media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services

  internet commerce and advertising

  life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology chemicals and synthetic materials

  defense and aerospace

  alternative energy

While most of the fund's assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund's investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, AGI US may enter into short sales including short sales against the box.

In pursuing the fund's investment objective, each subadvisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     23.51% (Quarter ended 6/30/2009)

Worst Quarter:   -25.14% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Science & Technology Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	10.45%	3.02%	8.53%	Jan 1, 1997
Series II	10.23%	2.81%	8.35%	Jan 28, 2002
NAV	10.54%	3.07%	8.58%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Jan 1, 1997
Lipper Science and Technology Index	14.52%	2.33%	8.79%	Jan 1, 1997

(Short Term Government Income Trust)
Investment Objective
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Short Term Government Income Trust)	Series I	Series II	NAV
Management fee	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.65%	0.85%	0.60%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Short Term Government Income Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	66	208	362	810
Series II	87	271	471	1,049
NAV	61	192	335	750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund's effective duration is no more than three years.

U.S. government securities may be supported by:

  The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

  The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

  The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadvisor considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds ("ETFs"), and engage in short sales.

Under normal circumstances, the fund's effective duration is no more than three years which means that the fund may purchase securities with a duration of greater than three years, as long as the fund's average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     1.87% (Quarter ended 6/30/2010)

Worst Quarter:   -0.58% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Short Term Government Income Trust)	1 Year	Since Inception	Inception Date
Series I	1.21%	2.29%	Apr 30, 2010
Series II	1.01%	2.16%	Apr 30, 2010
NAV	1.18%	2.31%	Jan 2, 2009
Barclays U.S. Government 1-5 Year Index	0.97%	2.17%	Jan 2, 2009

(Small Cap Growth Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Growth Trust)	Series I	Series II	NAV
Management fee	1.06%	1.06%	1.06%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	1.16%	1.36%	1.11%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Cap Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	118	368	638	1,409
Series II	138	431	745	1,635
NAV	113	353	612	1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund,"small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadvisor selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadvisor looks for companies based on a combination of criteria including one or more of the following:

  Improving market shares and positive financial trends;

  Superior management with significant equity ownership; and

  Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadvisor frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under "Additional Information About the Funds ���Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities:

U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     26.55% (Quarter ended 6/30/2003)

Worst Quarter:   -24.23% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Cap Growth Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	16.47%	1.47%	10.26%	Apr 29, 2005
Series II	16.29%	1.27%	10.09%	Apr 29, 2005
NAV	16.52%	1.52%	10.30%	Apr 29, 2005
Russell 2000 Growth Index	14.59%	3.49%	9.80%	Apr 29, 2005

(Small Cap Index Trust)
Investment Objective
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Index Trust)		Series I	Series II	NAV
Management fee		0.48%	0.48%	0.48%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.08%	0.08%	0.08%
Total annual fund operating expenses		0.64%	0.84%	0.59%
Contractual expense reimbursement	[2]	(0.05%)	(0.05%)	(0.05%)
Net fund operating expenses		0.59%	0.79%	0.54%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has contractually agreed to waive its management fee by 0.05% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Cap Index Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	60	195	346	788
Series II	81	258	456	1,027
NAV	55	179	319	728

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the Russell 2000 Index ranged from less than $1 million to $6.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     22.77% (Quarter ended 6/30/2003)

Worst Quarter:   -26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Cap Index Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	16.10%	3.30%	9.17%	May 2, 2000
Series II	15.82%	3.09%	8.94%	Jan 28, 2002
NAV	16.06%	3.34%	9.21%	Apr 29, 2005
Russell 2000 Index	16.35%	3.56%	9.72%	May 2, 2000

(Small Cap Opportunities Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Opportunities Trust)		Series I	Series II	NAV
Management fee		1.00%	1.00%	1.00%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.06%	0.06%	0.06%
Acquired fund fees and expenses	[1]	0.05%	0.05%	0.05%
Total annual fund operating expenses		1.16%	1.36%	1.11%
Contractual expense reimbursement	[2]	(0.09%)	(0.09%)	(0.09%)
Net fund operating expenses		1.07%	1.27%	1.02%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10"000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Cap Opportunities Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	109	350	620	1,391
Series II	129	412	727	1,618
NAV	104	334	593	1,334

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisors: Invesco Advisers, Inc. ("Invesco") and Dimensional Fund Advisors LP ("Dimensional" or "DFA"). Each subadvisor's investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

Invesco

Invesco will manage its portion of the fund's assets (the "Invesco Subadvised Assets") as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2013, the capitalization of companies in the Russell 2000 Index range from less than $1 million to $6.1 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies" they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

  Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

  Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market)" trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund's investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts ("REITs").

Dimensional

DFA will manage its portion of the fund's assets (the "DFA Subadvised Assets") as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book-to-market ratio"). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See "Market Capitalization Weighted Approach, below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer's market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers' book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA's judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by DFA for a variety of reasons. DFA may consider such factors as free float, momentum, liquidity management, and expected profitability, as well as other factors determined to be appropriate by DFA given market conditions. In assessing expected profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price' the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies" the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     26.43% (Quarter ended 6/30/2009)

Worst Quarter:   -26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Cap Opportunities Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	16.84%	2.59%	8.51%	May 5, 2003
Series II	16.61%	2.38%	8.29%	May 5, 2003
NAV	16.88%	2.64%	8.55%	Feb 28, 2005
Russell 2000 Value Index	18.05%	3.55%	9.42%	May 5, 2003
Russell 2000 Index	16.35%	3.56%	9.26%	May 5, 2003

(Small Cap Value Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Cap Value Trust)		Series I	Series II	NAV
Management fee		1.05%	1.05%	1.05%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.03%	0.03%	0.03%
Acquired fund fees and expenses	[1]	0.15%	0.15%	0.15%
Total annual fund operating expenses		1.28%	1.48%	1.23%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Cap Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	130	406	702	1,545
Series II	151	468	808	1,768
NAV	125	390	676	1,489

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadvisor employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadvisor believes have distinct value characteristics based on industry-specific valuation criteria. The subadvisor focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

  Sustainable competitive advantages within a market niche;

  Strong profitability and free cash flows;

  Strong market share positions and trends;

  Quality of and share ownership by management; and

  Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under "Additional Information about the Funds ���Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:      20.61% (Quarter ended 9/30/2009)

Worst Quarter:    -23.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Cap Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	15.63%	6.99%	11.86%	Apr 29, 2005
Series II	15.50%	6.77%	11.69%	Apr 29, 2005
NAV	15.78%	7.05%	11.91%	Aug 31, 1999
Russell 2000 Value Index	18.05%	3.55%	9.50%	Aug 31, 1999

(Small Company Growth Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Growth Trust)	Series I		Series II		NAV
Management fee	1.00%	[1]	1.00%	[1]	1.00%
Distribution and service (12b-1) fees	0.05%	[1]	0.25%	[1]	none
Other Expenses	0.08%	[1]	0.08%	[1]	0.08%
Total annual fund operating expenses	1.13%	[1]	1.33%	[1]	1.08%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Company Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	115	359	622	1,375
Series II	135	421	729	1,601
NAV	110	343	595	1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2013, the capitalizations of companies included in the Russell 2000 Index ranged from less than $1 million to $6.1 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadvisor utilizes a disciplined portfolio construction process that constrains the fund's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadvisor believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

  Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadvisor may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     19.00% (Quarter ended 6/30/2009)

Worst Quarter:   -26.67% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Company Growth Trust)	1 Year	5 Years	Since Inception	Inception Date
NAV	18.32%	3.38%	6.54%	Oct 24, 2005
Russell 2000 Growth Index	14.59%	3.49%	5.98%	Oct 24, 2005

(Small Company Value Trust)
Investment Objective
To seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small Company Value Trust)		Series I	Series II	NAV
Management fee		1.04%	1.04%	1.04%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.04%	0.04%	0.04%
Acquired fund fees and expenses	[1]	0.22%	0.22%	0.22%
Total annual fund operating expenses		1.35%	1.55%	1.30%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small Company Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	137	428	739	1,624
Series II	158	490	845	1,845
NAV	132	412	713	1,568

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index (less than $1 million to $6.1 billion as of February 28, 2013). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadvisor's in - house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

  Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

  Low stock price relative to a company's underlying asset values;

  Above-average dividend yield relative to a company's peers or its own historic norm;

  A plan to improve the business through restructuring; and/or

  A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities ("junk bonds"). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     20.80% (Quarter ended 6/30/2009)

Worst Quarter:   -25.40% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Small Company Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	16.30%	5.43%	10.28%	Oct 1, 1997
Series II	16.11%	5.21%	10.07%	Jan 28, 2002
NAV	16.41%	5.48%	10.32%	Feb 28, 2005
Russell 2000 Value Index	18.05%	3.55%	9.50%	Oct 1, 1997

(Smaller Company Growth Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Smaller Company Growth Trust)		Series I	Series II	NAV
Management fee		1.07%	1.07%	1.07%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.06%	0.06%	0.06%
Total annual fund operating expenses		1.18%	1.38%	1.13%
Contractual expense reimbursement	[1]	(0.14%)	(0.14%)	(0.14%)
Net fund operating expenses		1.04%	1.24%	0.99%
[1]	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Smaller Company Growth Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	106	346	621	1,405
Series II	126	408	727	1,630
NAV	101	330	594	1,347

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisors, each of which employs its own investment approach and independently manages its portion of the fund. The Advisor may change the allocation of fund assets among the subadvisors at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund's investments will generally consist of U.S.-traded securities, including American Depositary Receipts ("ADRs"), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $61 million to $42 billion.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     19.96% (Quarter ended 6/30/2009)

Worst Quarter:   -22.29% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Smaller Company Growth Trust)	1 Year	Since Inception	Inception Date
Series I	16.22%	10.81%	Nov 16, 2009
Series II	15.98%	10.64%	Nov 16, 2009
NAV	16.27%	10.85%	Oct 7, 2008
Russell 2000 Growth Index	14.59%	12.21%	Nov 16, 2009

(Strategic Equity Allocation Trust)
Investment Objective
To seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. They are based on estimated expenses for the current fiscal year. The fees and expenses do not reflect fees and expenses for the variable insurance contracts and would be higher if they did. For more information on the fees of the variable insurance contracts see the contract prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Equity Allocation Trust)		Series I		Series II		Series NAV
Management fee		0.65%	[1]	0.65%	[1]	0.65%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.02%	[1]	0.02%	[1]	0.02%
Acquired fund fees and expenses	[2]	0.01%	[1]	0.01%	[1]	0.01%
Total annual fund operating expenses		0.73%	[1]	0.93%	[1]	0.68%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and expenses would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Strategic Equity Allocation Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	75	233	406	906
Series II	95	296	515	1,143
Series NAV	69	218	379	847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund's allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund's investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The precise mix of securities will depend on the subadvisor's outlook for the markets and generally reflect the subadvisor's strategic asset allocation analysis and its assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisor considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and fixed-income securities, including, but not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  U.S. Treasury futures contracts,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

  U.S. and foreign corporate bonds,

  Foreign government and agency securities, and

  Lower Rated Fixed Income Securities and High Yield Securities (also known as "junk bonds").

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in non-U.S. currencies for hedging and speculative purposes.

The fund will engage in derivatives transactions, including but not limited to, futures and options contracts, foreign currency forward contracts and swaps including credit default swaps and total return swaps. for hedging and nonhedging purposes including, without limitation, the following purposes:

  to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations,

  to protect the fund's unrealized gains in the value of its securities,

  to facilitate the sale of the fund's securities for investment purposes,

  to manage the effective maturity or duration of the fund's securities,

  to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market,

  to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities, and to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, spot transactions, currency forwards, currency options or other over-the-counter derivatives contracts, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to advser issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalization of companies changes over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

This section normally shows how a fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

(Strategic Income Opportunities Trust)
Investment Objective
To seek a high level of current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Income Opportunities Trust)		Series I	Series II	NAV
Management fee		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.09%	0.09%	0.09%
Acquired fund fees and expenses	[1]	0.03%	0.03%	0.03%
Total annual fund operating expenses		0.82%	1.02%	0.77%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Strategic Income Opportunities Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	84	262	455	1,014
Series II	104	325	563	1,248
NAV	79	246	428	954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the fund, the subadvisor allocates assets among the three major types of securities (U.S. government debt and mortgages; corporate debt ���primarily high yield; and foreign debt ���both government and corporate, including emerging markets) based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadvisor may invest up to 100% of the fund's total assets in any one sector. Within each type of security, the subadvisor looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     9.61% (Quarter ended 6/30/2009)

Worst Quarter:   -8.83% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Strategic Income Opportunities Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	12.86%	9.08%	7.65%	May 3, 2004
Series II	12.61%	8.86%	7.43%	May 3, 2004
NAV	12.95%	9.14%	7.69%	Apr 29, 2005
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.52%	May 3, 2004

(Total Bond Market Trust B)
Investment Objective
To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays Index") (which represents the U.S. investment grade bond market).
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Total Bond Market Trust B)		Series I		Series II		NAV
Management fee		0.47%	[1]	0.47%	[1]	0.47%
Distribution and service (12b-1) fees		0.05%	[1]	0.25%	[1]	none
Other Expenses		0.04%	[1]	0.04%	[1]	0.04%
Total annual fund operating expenses		0.56%	[1]	0.76%	[1]	0.51%
Contractual expense reimbursement	[2]	(0.26%)	[1]	(0.26%)	[1]	(0.26%)
Net fund operating expenses		0.30%	[1]	0.50%	[1]	0.25%
[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Total Bond Market Trust B) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	31	125	259	649
Series II	51	189	369	890
NAV	26	109	231	588

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;

  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

  Corporate bonds, both U.S. and foreign (if dollar-denominated); and

  Foreign government and agency securities (if dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     4.46% (Quarter ended 12/31/2008)

Worst Quarter:   -2.52% (Quarter ended 6/30/2004)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Total Bond Market Trust B)	1 Year	5 Years	10 Years	Inception Date
Series I	4.04%	6.04%	5.13%	Nov 5, 2012
Series II	4.06%	6.04%	5.13%	Nov 5, 2012
NAV	4.08%	6.04%	5.14%	Apr 30, 1998
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	Apr 29, 2005

(Total Return Trust)
Investment Objective
To seek maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Total Return Trust)	Series I	Series II	NAV
Management fee	0.68%	0.68%	0.68%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.05%	0.05%	0.05%
Total annual fund operating expenses	0.78%	0.98%	0.73%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Total Return Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	80	249	433	966
Series II	100	312	542	1,201
NAV	75	233	406	906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 144% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or "indexed" securities and event-linked bonds;

  bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales "against the box."

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     6.13% (Quarter ended 6/30/2009)

Worst Quarter:   -3.56% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Total Return Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	8.49%	7.20%	6.04%	May 1, 1999
Series II	8.28%	6.99%	5.84%	Jan 28, 2002
NAV	8.57%	7.26%	6.09%	Feb 28, 2005
Barclays U.S. Aggregate Bond Index	4.22%	5.95%	5.18%	May 1, 1999

(Total Stock Market Index Trust)
Investment Objective
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Total Stock Market Index Trust)	Series I	Series II	NAV
Management fee	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	0.57%	0.77%	0.52%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Total Stock Market Index Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	58	183	318	714
Series II	79	246	428	954
NAV	53	167	291	653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1 million to $415.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     16.64% (Quarter ended 6/30/2009)

Worst Quarter:   -22.82% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Total Stock Market Index Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	15.50%	1.90%	7.46%	May 2, 2000
Series II	15.22%	1.69%	7.25%	Jan 28, 2002
NAV	15.56%	1.95%	7.51%	Apr 29, 2005
Wilshire 5000 Total Market Index	16.12%	2.23%	7.99%	May 2, 2000

(Ultra Short Term Bond Trust)
Investment Objective
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Ultra Short Term Bond Trust)	Series I	Series II	NAV
Management fee	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.10%	0.10%	0.10%
Total annual fund operating expenses	0.70%	0.90%	0.65%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Ultra Short Term Bond Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	72	224	390	871
Series II	92	287	498	1,108
NAV	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Moody's Investors Service ("Moody's"), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch, Baa by Moody's, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund's dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund's net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk."

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Principal Risks of Investing in the Fund

The fund is not a money market fund. The fund's value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     0.41% (Quarter ended 3/31/2012)

Worst Quarter:   -0.32% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Ultra Short Term Bond Trust)	1 Year	Since Inception	Inception Date
Series I	0.54%	0.21%	Jul 29, 2010
Series II	0.37%	0.02%	Jul 29, 2010
NAV	0.66%	0.25%	Jul 29, 2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index	0.17%	0.24%	Jul 29, 2010

(U.S. Equity Trust)
Investment Objective
To seek long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (U.S. Equity Trust)	Series I	Series II	NAV
Management fee	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	0.84%	1.04%	0.79%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (U.S. Equity Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	86	268	466	1,037
Series II	106	331	574	1,271
NAV	81	252	439	978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The subadvisor seeks to achieve the fund's objective by investing in equity investments or groups of equity investments that the subadvisor believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 28, 2013, the market capitalizations of companies included in the Russell 3000 Index ranged from less than $1 million to $414.5 billion.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Health care services risk Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:     12.54% (Quarter ended 9/30/2010)

Worst Quarter:   -14.03% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (U.S. Equity Trust)	1 Year	5 Years	Since Inception	Inception Date
Series I	12.36%	2.71%	3.88%	Nov 5, 2012
Series II	12.17%	2.68%	3.86%	Nov 5, 2012
NAV	12.56%	2.75%	3.91%	Oct 24, 2005
Russell 3000 Index	16.42%	2.04%	4.87%	Oct 24, 2005

(Utilities Trust)
Investment Objective
To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Utilities Trust)	Series I	Series II	NAV
Management fee	0.82%	0.82%	0.82%
Distribution and service (12b-1) fees	0.05%	0.25%	none
Other Expenses	0.10%	0.10%	0.10%
Total annual fund operating expenses	0.97%	1.17%	0.92%

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Utilities Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	99	309	536	1,190
Series II	119	372	644	1,420
NAV	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadvisor considers a company to be in the utilities industry if, at the time of investment, the subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadvisor may invest up to 20% of the fund's net assets in lower rated debt instruments (commonly known as "junk bonds"). The fund may invest in companies of any size.

The subadvisor uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers' financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadvisor may invest the fund's assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadvisor uses derivatives, the subadvisor expects to use derivatives primarily to increase or decrease currency exposure.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Utilities risk The fund's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     21.12% (Quarter ended 6/30/2009)

Worst Quarter:   -24.50% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Utilities Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	13.65%	2.54%	14.42%	Apr 30, 2001
Series II	13.36%	2.34%	14.20%	Jan 28, 2002
NAV	13.64%	2.59%	14.46%	Apr 29, 2005
S&P 500 Index	16.00%	1.66%	7.10%	Apr 30, 2001
S&P Utilities Sector Index	1.31%	1.03%	10.79%	Apr 30, 2001

(Value Trust)
Investment Objective
To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Value Trust)		Series I	Series II	NAV
Management fee		0.72%	0.72%	0.72%
Distribution and service (12b-1) fees		0.05%	0.25%	none
Other Expenses		0.05%	0.05%	0.05%
Acquired fund fees and expenses	[1]	0.01%	0.01%	0.01%
Total annual fund operating expenses		0.83%	1.03%	0.78%
[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Value Trust) (USD $)	1 Year	3 Years	5 Years	10 Years
Series I	85	265	460	1,025
Series II	105	328	569	1,259
NAV	80	249	433	966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadvisor's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadvisor believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadvisor may favor securities of companies that are in undervalued industries. The subadvisor may purchase stocks that do not pay dividends. The subadvisor may also invest the fund's assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:     23.67% (Quarter ended 9/30/2009)

Worst Quarter:   -27.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2012
Average Annual Total Returns (Value Trust)	1 Year	5 Years	10 Years	Inception Date
Series I	17.42%	3.88%	11.04%	Jan 1, 1997
Series II	17.18%	3.68%	10.84%	Jan 28, 2002
NAV	17.50%	3.93%	11.08%	Apr 29, 2005
Russell Mid Cap Value Index	18.51%	3.79%	10.63%	Jan 1, 1997

Label	Element	Value
(500 Index Trust B)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the index. The subadvisor may determine that the fund's investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds ("ETFs") have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2013, the market capitalizations of companies included in the S&P 500 Index ranged from $1.8 billion to $414.5 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     15.85% (Quarter ended 6/30/2009)
Worst Quarter:   -22.11% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
(500 Index Trust B) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
(500 Index Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
(500 Index Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.69%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	870
(500 Index Trust B) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.80%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1996
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	567
Annual Return 2003	rr_AnnualReturn2003	28.42%
Annual Return 2004	rr_AnnualReturn2004	10.70%
Annual Return 2005	rr_AnnualReturn2005	4.65%
Annual Return 2006	rr_AnnualReturn2006	15.56%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	26.35%
Annual Return 2010	rr_AnnualReturn2010	14.86%
Annual Return 2011	rr_AnnualReturn2011	1.87%
Annual Return 2012	rr_AnnualReturn2012	15.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Active Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities;

  Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

  Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

  Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's"). Each subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisors, Declaration Management & Research LLC ("Declaration") and John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("John Hancock Asset Management"), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of "A" or "AA."

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of "A" or "AA."

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     9.91% (Quarter ended 9/30/2009)
Worst Quarter:   -5.91% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Active Bond Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 1986
(Active Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
(Active Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.48%
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
(Active Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.76%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 1986
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2003	rr_AnnualReturn2003	6.48%
Annual Return 2004	rr_AnnualReturn2004	4.78%
Annual Return 2005	rr_AnnualReturn2005	2.54%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.03%
Annual Return 2008	rr_AnnualReturn2008	(10.48%)
Annual Return 2009	rr_AnnualReturn2009	24.86%
Annual Return 2010	rr_AnnualReturn2010	13.91%
Annual Return 2011	rr_AnnualReturn2011	5.97%
Annual Return 2012	rr_AnnualReturn2012	9.76%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.91%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(All Cap Core Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 242% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index (less than $1 million to $414.5 billion as of February 28, 2013).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadvisor blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadvisor's systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

The subadvisor extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadvisor believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadvisor targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     17.59% (Quarter ended 6/30/2009)
Worst Quarter:   -23.17% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	242.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(All Cap Core Trust) | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 1996
(All Cap Core Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.57%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 1996
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2003	rr_AnnualReturn2003	31.54%
Annual Return 2004	rr_AnnualReturn2004	16.33%
Annual Return 2005	rr_AnnualReturn2005	9.08%
Annual Return 2006	rr_AnnualReturn2006	14.75%
Annual Return 2007	rr_AnnualReturn2007	2.66%
Annual Return 2008	rr_AnnualReturn2008	(39.63%)
Annual Return 2009	rr_AnnualReturn2009	28.46%
Annual Return 2010	rr_AnnualReturn2010	13.04%
Annual Return 2011	rr_AnnualReturn2011	0.41%
Annual Return 2012	rr_AnnualReturn2012	16.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(All Cap Core Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.38%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(All Cap Core Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.62%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(All Cap Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadvisor believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($315 million to $414.5 billion as of February 28, 2013). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadvisor attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadvisor thinks is its full value, or may go down in value, the subadvisor's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadvisor generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadvisor's valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadvisor does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     16.35% (Quarter ended 9/30/2009)
Worst Quarter:   -19.86% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(All Cap Value Trust) | Russell 3000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.55%
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(All Cap Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2003	rr_AnnualReturn2003	38.36%
Annual Return 2004	rr_AnnualReturn2004	15.96%
Annual Return 2005	rr_AnnualReturn2005	5.71%
Annual Return 2006	rr_AnnualReturn2006	13.71%
Annual Return 2007	rr_AnnualReturn2007	8.33%
Annual Return 2008	rr_AnnualReturn2008	(28.78%)
Annual Return 2009	rr_AnnualReturn2009	26.61%
Annual Return 2010	rr_AnnualReturn2010	18.35%
Annual Return 2011	rr_AnnualReturn2011	(4.20%)
Annual Return 2012	rr_AnnualReturn2012	10.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(All Cap Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
(All Cap Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
(Alpha Opportunities Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 141% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund employs a "multiple sleeve structure," which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component "sleeve," the subadvisor has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadvisor is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadvisor analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts ("ADRs") and Global Depositary Receipts), index-related securities (including exchange-traded funds ("ETFs")), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and foreign currency-denominated securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include below-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings ("IPOs"). The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     18.66% (Quarter ended 6/30/2009)
Worst Quarter:   -19.40% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Alpha Opportunities Trust) | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
(Alpha Opportunities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%
Management fee	rr_ManagementFeesOverAssets	0.97%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
(Alpha Opportunities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.97%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
(Alpha Opportunities Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Management fee	rr_ManagementFeesOverAssets	0.97%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2009	rr_AnnualReturn2009	39.49%
Annual Return 2010	rr_AnnualReturn2010	16.98%
Annual Return 2011	rr_AnnualReturn2011	(8.02%)
Annual Return 2012	rr_AnnualReturn2012	21.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(American Asset Allocation Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 2% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization ("NRSRO") designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's investment advisor). Such securities are sometimes referred to as "junk bonds."

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund's investment advisor expects (but is not required) to maintain an investment mix falling within the following ranges: 40% - 80% in equity securities, 20% - 50% in debt securities and 0% - 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment advisor's assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Asset allocation risk Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Credit and counterparty risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     12.04% (Quarter ended 6/30/2003)
Worst Quarter:   -16.41% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American Asset Allocation Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Asset Allocation Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Asset Allocation Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Asset Allocation Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Management fee	rr_ManagementFeesOverAssets	0.29%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(American Asset Allocation Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Management fee	rr_ManagementFeesOverAssets	0.29%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2003	rr_AnnualReturn2003	21.24%
Annual Return 2004	rr_AnnualReturn2004	7.69%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	14.10%
Annual Return 2007	rr_AnnualReturn2007	5.99%
Annual Return 2008	rr_AnnualReturn2008	(29.83%)
Annual Return 2009	rr_AnnualReturn2009	23.27%
Annual Return 2010	rr_AnnualReturn2010	11.90%
Annual Return 2011	rr_AnnualReturn2011	0.86%
Annual Return 2012	rr_AnnualReturn2012	15.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.41%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American Asset Allocation Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.29%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
(American Global Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 5% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, the Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic transactions risk."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     22.00% (Quarter ended 6/30/2009)
Worst Quarter:   -20.17% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 29, 2013, the fund compared its performance to the MSCI Word Index (gross of foreign withholding taxes on dividends). After this date, the fund replaced the MSCI World Index (gross of foreign withholding taxes on dividends) with the MSCI All Country World Index, which better reflects its investment strategy.

(American Global Growth Trust) | MSCI World Index (gross of foreign withholding taxes on dividends) (former primary benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Global Growth Trust) | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Global Growth Trust) | Lipper Global Fund Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	(1.00%)
10 Years	rr_AverageAnnualReturnYear10	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Global Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.00%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Annual Return 2003	rr_AnnualReturn2003	34.62%
Annual Return 2004	rr_AnnualReturn2004	12.95%
Annual Return 2005	rr_AnnualReturn2005	13.52%
Annual Return 2006	rr_AnnualReturn2006	19.84%
Annual Return 2007	rr_AnnualReturn2007	14.21%
Annual Return 2008	rr_AnnualReturn2008	(38.68%)
Annual Return 2009	rr_AnnualReturn2009	41.42%
Annual Return 2010	rr_AnnualReturn2010	11.17%
Annual Return 2011	rr_AnnualReturn2011	(9.40%)
Annual Return 2012	rr_AnnualReturn2012	22.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American Global Growth Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.49%
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
(American Global Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.13%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	10.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
Management fee	rr_ManagementFeesOverAssets	0.53%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
(American Global Small Capitalization Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 6% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The advisor currently defines "small market capitalization" companies to be companies with market capitalizations of $4.0 billion or less. The advisor has periodically reevaluated and adjusted this definition and may do so in the future.

As a fund that seeks to invest globally, the Global Small Capitalization Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the Global Small Capitalization Fund seeks to invest at least 30% of its net assets in issuers outside the United States.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     29.18% (Quarter ended 6/30/2009)
Worst Quarter:   -31.38% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American Global Small Capitalization Trust) | MSCI AC World Small Cap Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	12.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Global Small Capitalization Trust) | S&P / Citigroup Global ex. US (less than) 2 Billion Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	13.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American Global Small Capitalization Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	(3.06%)
10 Years	rr_AverageAnnualReturnYear10	11.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
Management fee	rr_ManagementFeesOverAssets	0.71%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
(American Global Small Capitalization Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
10 Years	rr_AverageAnnualReturnYear10	11.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Management fee	rr_ManagementFeesOverAssets	0.71%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Annual Return 2003	rr_AnnualReturn2003	52.78%
Annual Return 2004	rr_AnnualReturn2004	20.23%
Annual Return 2005	rr_AnnualReturn2005	24.73%
Annual Return 2006	rr_AnnualReturn2006	23.44%
Annual Return 2007	rr_AnnualReturn2007	20.69%
Annual Return 2008	rr_AnnualReturn2008	(53.79%)
Annual Return 2009	rr_AnnualReturn2009	60.44%
Annual Return 2010	rr_AnnualReturn2010	21.85%
Annual Return 2011	rr_AnnualReturn2011	(19.63%)
Annual Return 2012	rr_AnnualReturn2012	17.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American Global Small Capitalization Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	11.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.71%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
(American Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 4% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     20.80% (Quarter ended 6/30/2003)
Worst Quarter:   -26.20% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American Growth Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
(American Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
Management fee	rr_ManagementFeesOverAssets	0.33%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
(American Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Management fee	rr_ManagementFeesOverAssets	0.33%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2003	rr_AnnualReturn2003	36.16%
Annual Return 2004	rr_AnnualReturn2004	11.91%
Annual Return 2005	rr_AnnualReturn2005	15.59%
Annual Return 2006	rr_AnnualReturn2006	9.64%
Annual Return 2007	rr_AnnualReturn2007	11.73%
Annual Return 2008	rr_AnnualReturn2008	(44.28%)
Annual Return 2009	rr_AnnualReturn2009	38.68%
Annual Return 2010	rr_AnnualReturn2010	18.14%
Annual Return 2011	rr_AnnualReturn2011	(4.79%)
Annual Return 2012	rr_AnnualReturn2012	17.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American Growth Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.33%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
(American Growth-Income Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 18% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities that the Growth-Income Fund's investment advisor believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     16.83% (Quarter ended 6/30/2003)
Worst Quarter:   -22.05% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American Growth-Income Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
(American Growth-Income Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.15%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
(American Growth-Income Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.94%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2003	rr_AnnualReturn2003	31.75%
Annual Return 2004	rr_AnnualReturn2004	9.83%
Annual Return 2005	rr_AnnualReturn2005	5.29%
Annual Return 2006	rr_AnnualReturn2006	14.62%
Annual Return 2007	rr_AnnualReturn2007	4.48%
Annual Return 2008	rr_AnnualReturn2008	(38.17%)
Annual Return 2009	rr_AnnualReturn2009	30.67%
Annual Return 2010	rr_AnnualReturn2010	10.91%
Annual Return 2011	rr_AnnualReturn2011	(2.31%)
Annual Return 2012	rr_AnnualReturn2012	16.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American Growth-Income Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.27%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
(American High-Income Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide a high level of current income and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 15% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund's investment advisor or unrated but determined by the master fund's investment advisor to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as"junk bonds." The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-Income Securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Credit and counterparty risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     15.92% (Quarter ended 6/30/2009)
Worst Quarter:   -16.26% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American High-Income Bond Trust) | Bank of America Merrill Lynch US High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American High-Income Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.98%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2003	rr_AnnualReturn2003	28.83%
Annual Return 2004	rr_AnnualReturn2004	9.01%
Annual Return 2005	rr_AnnualReturn2005	1.69%
Annual Return 2006	rr_AnnualReturn2006	10.06%
Annual Return 2007	rr_AnnualReturn2007	0.69%
Annual Return 2008	rr_AnnualReturn2008	(24.39%)
Annual Return 2009	rr_AnnualReturn2009	38.42%
Annual Return 2010	rr_AnnualReturn2010	14.52%
Annual Return 2011	rr_AnnualReturn2011	1.32%
Annual Return 2012	rr_AnnualReturn2012	12.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American High-Income Bond Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
(American High-Income Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2010
Management fee	rr_ManagementFeesOverAssets	0.46%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
(American International Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 5% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the advisor believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:      24.34% (Quarter ended 6/30/2009)
Worst Quarter:    -21.95% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American International Trust) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
(American International Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	(2.44%)
10 Years	rr_AverageAnnualReturnYear10	9.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 9, 2003
Management fee	rr_ManagementFeesOverAssets	0.50%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
(American International Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.26%
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Management fee	rr_ManagementFeesOverAssets	0.50%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Annual Return 2003	rr_AnnualReturn2003	34.11%
Annual Return 2004	rr_AnnualReturn2004	18.74%
Annual Return 2005	rr_AnnualReturn2005	20.87%
Annual Return 2006	rr_AnnualReturn2006	18.32%
Annual Return 2007	rr_AnnualReturn2007	19.41%
Annual Return 2008	rr_AnnualReturn2008	(42.47%)
Annual Return 2009	rr_AnnualReturn2009	42.41%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Annual Return 2011	rr_AnnualReturn2011	(14.38%)
Annual Return 2012	rr_AnnualReturn2012	17.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(American International Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.94%
5 Years	rr_AverageAnnualReturnYear05	(2.02%)
10 Years	rr_AverageAnnualReturnYear10	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.50%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
(American New World Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or "turns over" its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund's portfolio turnover rate was 7% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund's investment advisor or unrated but determined to be of equivalent quality by the fund's advisor), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the New World Fund will consider such factors as the country's per capita gross domestic product; the percentage of the country's economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund's investment advisor will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Gabon, Ghana, Hungary, India, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Malaysia, Malta, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russian Federation, Saudi Arabia, Slovenia, South Africa, Sri Lanka, Thailand, Turkey, Ukraine, United Arab Emirates, Uruguay, Venezuela, Vietnam and Zambia.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund's investment advisor determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds ("junk bonds") and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. The performance of the fund's oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund's oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:      23.90% (Quarter ended 6/30/2009)
Worst Quarter:    -22.35% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(American New World Trust) | MSCI AC World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.80%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
(American New World Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	13.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Management fee	rr_ManagementFeesOverAssets	0.74%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Annual Return 2003	rr_AnnualReturn2003	38.52%
Annual Return 2004	rr_AnnualReturn2004	18.18%
Annual Return 2005	rr_AnnualReturn2005	20.21%
Annual Return 2006	rr_AnnualReturn2006	31.90%
Annual Return 2007	rr_AnnualReturn2007	31.39%
Annual Return 2008	rr_AnnualReturn2008	(42.66%)
Annual Return 2009	rr_AnnualReturn2009	48.82%
Annual Return 2010	rr_AnnualReturn2010	17.18%
Annual Return 2011	rr_AnnualReturn2011	(14.41%)
Annual Return 2012	rr_AnnualReturn2012	17.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(American New World Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	13.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Management fee	rr_ManagementFeesOverAssets	0.74%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
(American New World Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	13.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 2009
Management fee	rr_ManagementFeesOverAssets	0.74%	[4]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
(Blue Chip Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide long-term growth of capital. Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadvisor's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadvisor generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadvisor's analysts will evaluate the depth and breadth of a company's management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadvisor's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadvisor targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include below-investment grade debt securities ("junk bonds"). The fund will not purchase a below-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund's debt securities may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund's investment objectives, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     18.74% (Quarter ended 3/31/2012)
Worst Quarter:   -24.87% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Blue Chip Growth Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 1992
(Blue Chip Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 1992
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2003	rr_AnnualReturn2003	29.17%
Annual Return 2004	rr_AnnualReturn2004	9.03%
Annual Return 2005	rr_AnnualReturn2005	5.60%
Annual Return 2006	rr_AnnualReturn2006	9.58%
Annual Return 2007	rr_AnnualReturn2007	12.75%
Annual Return 2008	rr_AnnualReturn2008	(42.53%)
Annual Return 2009	rr_AnnualReturn2009	42.89%
Annual Return 2010	rr_AnnualReturn2010	16.15%
Annual Return 2011	rr_AnnualReturn2011	1.44%
Annual Return 2012	rr_AnnualReturn2012	18.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Blue Chip Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
(Blue Chip Growth Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
(Bond PS Series)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 107% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

  U.S. and foreign corporate bonds, and

  Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, "John Hancock Issuers") have provided the Bond PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Bond PS Series' portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the "Trade Date"), the subadvisor could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadvisor could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series"), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadvisor's ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund's performance by increasing the fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund's expense ratio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     2.07% (Quarter ended 9/30/2012)
Worst Quarter:   -0.58% (Quarter ended 12/31/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Bond PS Series) | Citigroup Broad Investment Grade Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
(Bond PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
(Bond PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2012	rr_AnnualReturn2012	5.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
(Bond PS Series) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
(Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund's average maturity.

Eligible investments include, but are not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs")

  U.S. and foreign corporate bonds, and

  Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     2.97% (Quarter ended 6/30/2010)
Worst Quarter:   -1.32% (Quarter ended 12/31/2010)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Bond Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
(Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
(Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
(Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2010	rr_AnnualReturn2010	6.65%
Annual Return 2011	rr_AnnualReturn2011	5.58%
Annual Return 2012	rr_AnnualReturn2012	6.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
(Capital Appreciation Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadvisor believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadvisor follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadvisor looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities ���like bonds, corporate notes and preferred stocks ���that the fund can convert into the company's common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund's return or protect its assets if market conditions warrant:

  The fund may make short sales of a security including short sales "against the box."

  The fund may invest up to 20% of the fund's total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)

  The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

  The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.

  The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadvisor believes are of comparable quality to these obligations.

  The fund may invest in repurchase agreements.

The subadvisor considers selling or reducing a stock position when, in the opinion of the subadvisor, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     19.52% (Quarter ended 3/31/2012)
Worst Quarter:   -20.87% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Capital Appreciation Trust) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
(Capital Appreciation Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2000
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	29.47%
Annual Return 2004	rr_AnnualReturn2004	9.33%
Annual Return 2005	rr_AnnualReturn2005	13.99%
Annual Return 2006	rr_AnnualReturn2006	2.26%
Annual Return 2007	rr_AnnualReturn2007	11.61%
Annual Return 2008	rr_AnnualReturn2008	(37.22%)
Annual Return 2009	rr_AnnualReturn2009	42.29%
Annual Return 2010	rr_AnnualReturn2010	11.83%
Annual Return 2011	rr_AnnualReturn2011	0.08%
Annual Return 2012	rr_AnnualReturn2012	15.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Capital Appreciation Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
(Capital Appreciation Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
(Capital Appreciation Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 68% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund's total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund's common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadvisor expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadvisor attempts to prevent losses as well as achieve gains, the subadvisor typically uses a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadvisor may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadvisor searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund's cash reserve may reflect the subadvisor's ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund's investments in below-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund's investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund's investment objective, the subadvisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     17.59% (Quarter ended 6/30/2009)
Worst Quarter:   -11.31% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Capital Appreciation Value Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
(Capital Appreciation Value Trust) | Series I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2009	rr_AnnualReturn2009	30.18%
Annual Return 2010	rr_AnnualReturn2010	13.83%
Annual Return 2011	rr_AnnualReturn2011	3.13%
Annual Return 2012	rr_AnnualReturn2012	14.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.31%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Capital Appreciation Value Trust) | Series II Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
(Capital Appreciation Value Trust) | NAV Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
(Core Allocation Plus Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return, consisting of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below - investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadvisor's targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadvisor's long-term, strategic asset allocation analysis. The subadvisor anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadvisor relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business envi ronment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadvisor relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade (instruments which are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor) and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the advisor's Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund's investment policies, derivative instruments will be classified as equity-or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     14.50% (Quarter ended 6/30/2009)
Worst Quarter:   -15.88% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Core Allocation Plus Trust) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
(Core Allocation Plus Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
(Core Allocation Plus Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
(Core Allocation Plus Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2008	rr_AnnualReturn2008	(31.50%)
Annual Return 2009	rr_AnnualReturn2009	25.20%
Annual Return 2010	rr_AnnualReturn2010	10.50%
Annual Return 2011	rr_AnnualReturn2011	(2.31%)
Annual Return 2012	rr_AnnualReturn2012	13.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Core Allocation Plus Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.35%
5 Years	rr_AverageAnnualReturnYear05	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
(Core Allocation Plus Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Management fee	rr_ManagementFeesOverAssets	0.91%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
(Core Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 367% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadvisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadvisor believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadvisor expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays U.S. Aggregate Bond Index (the duration of this index as of December 31, 2012 was 5.06 years).

The fund may invest:

  Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

  Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

  Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     4.52% (Quarter ended 9/30/2009)
Worst Quarter:   -1.24% (Quarter ended 12/31/2010)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	367.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Core Bond Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
(Core Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2006	rr_AnnualReturn2006	3.72%
Annual Return 2007	rr_AnnualReturn2007	6.26%
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	9.93%
Annual Return 2010	rr_AnnualReturn2010	7.08%
Annual Return 2011	rr_AnnualReturn2011	8.32%
Annual Return 2012	rr_AnnualReturn2012	6.47%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.24%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
(Core Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Years	rr_AverageAnnualReturnYear05	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Core Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Core Global Diversification Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities ("commonly known as "junk bonds") with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds" below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisors.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     10.66% (Quarter ended 9/30/2010)
Worst Quarter:   -11.28% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Core Global Diversification Trust) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
(Core Global Diversification Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
(Core Global Diversification Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	12.17%
(Core Global Diversification Trust) | Series I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
(Core Global Diversification Trust) | Series II Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2010	rr_AnnualReturn2010	8.29%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	12.90%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Core Global Diversification Trust) | Series III Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[3]
(Core Global Diversification Trust) | NAV Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[1],[3]
(Core Strategy Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long term growth of capital. Current income is also a consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 110% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (Underlying Funds") as well as other types of investments, See "Other Permitted Investments by the Funds of Funds." The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities ("Equity Investments") and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities ("Fixed Income Investments").

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund's objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     13.17% (Quarter ended 6/30/2009)
Worst Quarter:   -14.86% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Core Strategy Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
(Core Strategy Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
(Core Strategy Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
(Core Strategy Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[3]
(Core Strategy Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 10, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2007	rr_AnnualReturn2007	6.55%
Annual Return 2008	rr_AnnualReturn2008	(26.47%)
Annual Return 2009	rr_AnnualReturn2009	21.65%
Annual Return 2010	rr_AnnualReturn2010	12.17%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	12.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Core Strategy Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	726
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[3]
(Core Fundamental Holdings Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 57% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as "junk bonds") with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds" below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds' subadvisors.

The fund anticipates that the fund's allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index."

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     8.35% (Quarter ended 9/30/2010)
Worst Quarter:   -8.22% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Core Fundamental Holdings Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	16.79%
(Core Fundamental Holdings Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	6.52%
(Core Fundamental Holdings Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	12.90%
(Core Fundamental Holdings Trust) | Series I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[3]
(Core Fundamental Holdings Trust) | Series II Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2010	rr_AnnualReturn2010	9.65%
Annual Return 2011	rr_AnnualReturn2011	0.52%
Annual Return 2012	rr_AnnualReturn2012	10.81%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.22%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Core Fundamental Holdings Trust) | Series III Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	11.17%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[3]
(Core Fundamental Holdings Trust) | NAV Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	640
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%	[1],[3]
(Currency Strategies trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve total return from investments in currency markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the value of the fund's net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund's assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Ratings ("Fitch") or Moody's Investors Service ("Moody's") or are unrated securities determined by the subadvisor to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch, or as Aaa, Aa, A or Baa by Moody's. Investment grade debt securities include U.S. government securities, including U.S. Treasuries and cash equivalents.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fund may be exposed to currencies of both developed and emerging market countries that, in the subadvisor's opinion, have liquid currency markets. The fund employs an active currency strategy that seeks to deliver returns (or alpha) that is not correlated to the movements of the securities markets. The subadvisor's investment process is systematic and based on fundamental analysis. The subadvisor seeks to exploit factors that drive the relative value of currency markets and to take advantage of the effects of changes in short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk." The risks of currency derivative transactions is further described under "Additional Information about the Fund's Principal Risks - Currency Risk."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Bar Chart [Heading]	rr_BarChartHeading
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
(Currency Strategies trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
(Currency Strategies trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
(Currency Strategies trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
(Disciplined Diversification Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65%-75%
Fixed-Income Securities	30%	25%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund's assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed-income investments, the fund is eligible to invest in a variety of fixed-income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

  Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

  U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.

  Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody's, A1 or better by S&P, or F1 or better by Fitch, and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P, Aa2 by Moody's, or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadvisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody's.

  Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

  Commercial paper rated, at the time of purchase, A1 or better by S&P, Prime1 by Moody's, or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's, or AAA by S&P or Fitch.

  Repurchase Agreements: instruments through which the fund purchase securities (Underlying securities") from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.

  Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

  Debt securities of supranational organizations such as the European Investment Bank, Inter-American Development Bank and the World Bank.

  Debt securities of foreign issuers rated AA or better by S&P, Aa2 or better by Moody's, or AA or better by Fitch.

  Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund's subadvisor. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     16.97% (Quarter ended 6/30/2009)
Worst Quarter:   -11.95% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Disciplined Diversification Trust) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
(Disciplined Diversification Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
(Disciplined Diversification Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
(Disciplined Diversification Trust) | Series I Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2009	rr_AnnualReturn2009	27.22%
Annual Return 2010	rr_AnnualReturn2010	13.40%
Annual Return 2011	rr_AnnualReturn2011	(2.09%)
Annual Return 2012	rr_AnnualReturn2012	12.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Disciplined Diversification Trust) | Series II Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
(Disciplined Diversification Trust) | NAV Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Management fee	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
(Emerging Markets Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadvisor.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadvisor ("Approved Markets") from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadvisor to be value stocks at the time of purchase. The subadvisor believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadvisor may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadvisor uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadvisor to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund's policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadvisor may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI and Citigroup. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadvisor takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund's policy of seeking broad market diversification means the subadvisor will not utilize "fundamental" securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadvisor will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

In addition, the subadvisor may adjust the representation in the fund of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country's markets. The subadvisor also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

  Brazil

  Chile

  China

  Colombia

  Czech Republic

  Hungary

  India

  Indonesia

  Malaysia

  Mexico

  Philippines

  Poland

  Russia

  South Africa

  South Korea

  Taiwan

  Thailand

  Turkey

Approved Market Securities

"Approved Market Securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadvisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadvisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     49.54% (Quarter ended 6/30/2009)
Worst Quarter:   -27.57% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Emerging Markets Value Trust) | MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.63%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
(Emerging Markets Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2008	rr_AnnualReturn2008	(52.17%)
Annual Return 2009	rr_AnnualReturn2009	101.12%
Annual Return 2010	rr_AnnualReturn2010	23.02%
Annual Return 2011	rr_AnnualReturn2011	(27.06%)
Annual Return 2012	rr_AnnualReturn2012	18.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	49.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Emerging Markets Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
(Emerging Markets Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.49%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
(Equity-Income Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide substantial dividend income and also long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund typically employs a "value" approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund's portfolio securities generally exceeds the yield on the fund's benchmark. The subadvisor believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. While the price of a company's stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

  established operating histories;

  above-average dividend yield relative to the S&P 500 Index;

  low price/earnings ratios relative to the S&P 500 Index;

  sound balance sheets and other positive financial characteristics; and

  low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

  U.S. dollar- and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

  preferred stocks;

  convertible stocks, bonds, and warrants;

  futures and options; and

  bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities ("junk bonds"). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments will only be made in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadvisor believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     19.64% (Quarter ended 6/30/2009)
Worst Quarter:   -22.37% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Equity-Income Trust) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1993
(Equity-Income Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.44%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 1993
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2003	rr_AnnualReturn2003	25.57%
Annual Return 2004	rr_AnnualReturn2004	14.81%
Annual Return 2005	rr_AnnualReturn2005	3.92%
Annual Return 2006	rr_AnnualReturn2006	19.02%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	(35.96%)
Annual Return 2009	rr_AnnualReturn2009	25.72%
Annual Return 2010	rr_AnnualReturn2010	15.12%
Annual Return 2011	rr_AnnualReturn2011	(0.81%)
Annual Return 2012	rr_AnnualReturn2012	17.44%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Equity-Income Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Equity-Income Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.47%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Financial Services Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadvisor uses the Davis Investment Discipline in managing the fund's portfolio. The subadvisor conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadvisor emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadvisor routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadvisor has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadvisor seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record

  Significant alignment of interest in business

  Strong balance sheet

  Low cost structure

  High returns on capital

  Non-obsolescent products/services

  Dominant or growing market share

  Global presence and brand names

  Intelligent application of capital

The subadvisor's goal is to invest in companies for the long term. The subadvisor considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     27.71% (Quarter ended 6/30/2009)
Worst Quarter:   -27.18% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
(Financial Services Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Financial Services Trust) | Lipper Financial Services Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.80%
5 Years	rr_AverageAnnualReturnYear05	(5.63%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Financial Services Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
10 Years	rr_AverageAnnualReturnYear10	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2003	rr_AnnualReturn2003	33.58%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	9.78%
Annual Return 2006	rr_AnnualReturn2006	23.12%
Annual Return 2007	rr_AnnualReturn2007	(6.82%)
Annual Return 2008	rr_AnnualReturn2008	(44.65%)
Annual Return 2009	rr_AnnualReturn2009	41.41%
Annual Return 2010	rr_AnnualReturn2010	12.25%
Annual Return 2011	rr_AnnualReturn2011	(9.51%)
Annual Return 2012	rr_AnnualReturn2012	18.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Financial Services Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.82%
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
10 Years	rr_AverageAnnualReturnYear10	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
(Financial Services Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.03%
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years	rr_AverageAnnualReturnYear10	5.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.78%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
(Franklin Templeton Founding Allocation Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and in other investment companies (collectively, "Underlying Funds") as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities, including U.S. government securities, closed-end funds and partnerships, described under "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadvisor may also rebalance the fund's Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadvisor may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of the fund's assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to its investments, and the investment decisions made by the advisor or subadvisor to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     17.54% (Quarter ended 6/30/2009)
Worst Quarter:   -18.01% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Franklin Templeton Founding Allocation Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
(Franklin Templeton Founding Allocation Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
(Franklin Templeton Founding Allocation Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
(Franklin Templeton Founding Allocation Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[3]
(Franklin Templeton Founding Allocation Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.03%
5 Years	rr_AverageAnnualReturnYear05	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2008	rr_AnnualReturn2008	(35.55%)
Annual Return 2009	rr_AnnualReturn2009	31.12%
Annual Return 2010	rr_AnnualReturn2010	10.44%
Annual Return 2011	rr_AnnualReturn2011	(1.71%)
Annual Return 2012	rr_AnnualReturn2012	16.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.01%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Franklin Templeton Founding Allocation Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[3]
(Fundamental All Cap Core Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     18.02% (Quarter ended 9/30/2009)
Worst Quarter:   -24.37% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Fundamental All Cap Core Trust) | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
(Fundamental All Cap Core Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.52%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2004	rr_AnnualReturn2004	14.91%
Annual Return 2005	rr_AnnualReturn2005	8.58%
Annual Return 2006	rr_AnnualReturn2006	15.17%
Annual Return 2007	rr_AnnualReturn2007	3.78%
Annual Return 2008	rr_AnnualReturn2008	(43.18%)
Annual Return 2009	rr_AnnualReturn2009	28.27%
Annual Return 2010	rr_AnnualReturn2010	19.65%
Annual Return 2011	rr_AnnualReturn2011	(2.16%)
Annual Return 2012	rr_AnnualReturn2012	23.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Fundamental All Cap Core Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.31%
5 Years	rr_AverageAnnualReturnYear05	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
(Fundamental All Cap Core Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.66%
5 Years	rr_AverageAnnualReturnYear05	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
(Fundamental Holdings Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds ("ETFs"). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information about the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     13.51% (Quarter ended 6/30/2009)
Worst Quarter:   -16.17% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Fundamental Holdings Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
(Fundamental Holdings Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Fundamental Holdings Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
(Fundamental Holdings Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2008	rr_AnnualReturn2008	(30.92%)
Annual Return 2009	rr_AnnualReturn2009	26.88%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	(1.05%)
Annual Return 2012	rr_AnnualReturn2012	12.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Fundamental Holdings Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[3]
(Fundamental Holdings Trust) | Series III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.92%
5 Years	rr_AverageAnnualReturnYear05	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[3]
(Fundamental Large Cap Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 28, 2013, the lowest market capitalization in this group was $315 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     18.95% (Quarter ended 6/30/2009)
Worst Quarter:   -24.04% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Fundamental Large Cap Value Trust) | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
(Fundamental Large Cap Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2005	rr_AnnualReturn2005	9.19%
Annual Return 2006	rr_AnnualReturn2006	21.09%
Annual Return 2007	rr_AnnualReturn2007	(5.13%)
Annual Return 2008	rr_AnnualReturn2008	(41.20%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Annual Return 2011	rr_AnnualReturn2011	1.75%
Annual Return 2012	rr_AnnualReturn2012	24.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Fundamental Large Cap Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.23%
5 Years	rr_AverageAnnualReturnYear05	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
(Fundamental Large Cap Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.48%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Management fee	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
(Fundamental Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadvisor uses the Davis Investment Discipline in managing the fund's portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadvisor emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadvisor routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadvisor has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadvisor seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

  Proven track record

  Significant alignment of interest in business

  Strong balance sheet

  Low cost structure

  High returns on capital

  Non-obsolescent products/services

  Dominant or growing market share

  Global presence and brand names

  Intelligent application of capital

The subadvisor's goal is to invest in companies for the long term. The subadvisor considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     20.60% (Quarter ended 6/30/2009)
Worst Quarter:   -24.81% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Fundamental Value Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Fundamental Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2003	rr_AnnualReturn2003	29.83%
Annual Return 2004	rr_AnnualReturn2004	11.80%
Annual Return 2005	rr_AnnualReturn2005	8.84%
Annual Return 2006	rr_AnnualReturn2006	14.51%
Annual Return 2007	rr_AnnualReturn2007	4.04%
Annual Return 2008	rr_AnnualReturn2008	(39.32%)
Annual Return 2009	rr_AnnualReturn2009	31.78%
Annual Return 2010	rr_AnnualReturn2010	13.10%
Annual Return 2011	rr_AnnualReturn2011	(3.78%)
Annual Return 2012	rr_AnnualReturn2012	13.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Fundamental Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
(Fundamental Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.48%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
10 Years	rr_AverageAnnualReturnYear10	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
(Global Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 131% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  bank capital and trust preferred securities;

  structured notes, including hybrid or "indexed" securities and event-linked bonds;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadvisor's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund's net assets. The fund may invest, without limitation, in securities and instruments that are economically tied to emerging countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody's, equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    11.03% (Quarter ended 9/30/2009)
Worst Quarter:   -9.49% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded,"Other Expenses" would have been 0.09%.
(Global Bond Trust) | JP Morgan Global (Unhedged) Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 1988
(Global Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 1988
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2003	rr_AnnualReturn2003	15.40%
Annual Return 2004	rr_AnnualReturn2004	10.38%
Annual Return 2005	rr_AnnualReturn2005	(6.66%)
Annual Return 2006	rr_AnnualReturn2006	5.27%
Annual Return 2007	rr_AnnualReturn2007	9.63%
Annual Return 2008	rr_AnnualReturn2008	(4.48%)
Annual Return 2009	rr_AnnualReturn2009	15.39%
Annual Return 2010	rr_AnnualReturn2010	10.30%
Annual Return 2011	rr_AnnualReturn2011	9.08%
Annual Return 2012	rr_AnnualReturn2012	7.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.49%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(Global Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
(Global Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
(Global Diversification Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in other funds and other investment companies (collectively,Underlying Funds") as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds ("ETFs"). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     18.04% (Quarter ended 6/30/2009)
Worst Quarter:   -17.95% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Global Diversification Trust) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
(Global Diversification Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Global Diversification Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.31%
5 Years	rr_AverageAnnualReturnYear05	2.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
(Global Diversification Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2008	rr_AnnualReturn2008	(34.72%)
Annual Return 2009	rr_AnnualReturn2009	36.32%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Annual Return 2011	rr_AnnualReturn2011	(6.49%)
Annual Return 2012	rr_AnnualReturn2012	15.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Global Diversification Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[3]
(Global Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadvisor applies a"bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadvisor's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadvisor also considers a company's price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     19.16% (Quarter ended 9/30/2009)
Worst Quarter:   -20.19% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
(Global Trust) | MSCI World Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 1988
(Global Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.74%
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 18, 1988
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,176
Annual Return 2003	rr_AnnualReturn2003	27.46%
Annual Return 2004	rr_AnnualReturn2004	14.75%
Annual Return 2005	rr_AnnualReturn2005	10.72%
Annual Return 2006	rr_AnnualReturn2006	20.32%
Annual Return 2007	rr_AnnualReturn2007	1.28%
Annual Return 2008	rr_AnnualReturn2008	(39.51%)
Annual Return 2009	rr_AnnualReturn2009	31.37%
Annual Return 2010	rr_AnnualReturn2010	7.76%
Annual Return 2011	rr_AnnualReturn2011	(6.00%)
Annual Return 2012	rr_AnnualReturn2012	21.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Global Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	636
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,407
(Global Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	502
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,118
(Growth Equity Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term"growth company" denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadvisor's stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadvisor considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadvisor compares the fund's economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadvisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadvisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company's business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadvisor intends to invest only in U.S. dollar-denominated securities of foreign issuers or ADRs.

The subadvisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund's not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     16.85% (Quarter ended 3/31/2012)
Worst Quarter:   -14.80% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
(Growth Equity Trust) | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
(Growth Equity Trust) | Series I Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
(Growth Equity Trust) | Series II Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1],[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
(Growth Equity Trust) | NAV Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Management fee	rr_ManagementFeesOverAssets	0.73%	[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2009	rr_AnnualReturn2009	32.59%
Annual Return 2010	rr_AnnualReturn2010	17.07%
Annual Return 2011	rr_AnnualReturn2011	(3.86%)
Annual Return 2012	rr_AnnualReturn2012	15.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.85%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Health Sciences Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed"health sciences").

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadvisor's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its investment objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadvisor uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or innovation or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including entering into option transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     18.13% (Quarter ended 6/30/2003)
Worst Quarter:   -19.64% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Health Sciences Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Health Sciences Trust) | Lipper Health/Biotechnology Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.91%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Health Sciences Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.89%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	13.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2003	rr_AnnualReturn2003	36.22%
Annual Return 2004	rr_AnnualReturn2004	15.31%
Annual Return 2005	rr_AnnualReturn2005	12.50%
Annual Return 2006	rr_AnnualReturn2006	8.51%
Annual Return 2007	rr_AnnualReturn2007	17.67%
Annual Return 2008	rr_AnnualReturn2008	(29.90%)
Annual Return 2009	rr_AnnualReturn2009	31.81%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Annual Return 2011	rr_AnnualReturn2011	10.57%
Annual Return 2012	rr_AnnualReturn2012	31.89%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Health Sciences Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.59%
5 Years	rr_AverageAnnualReturnYear05	9.07%
10 Years	rr_AverageAnnualReturnYear10	13.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Health Sciences Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.93%
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	13.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Heritage Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadvisor looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadvisor will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadvisor uses a bottom-up approach to stock selection. This means that the subadvisor makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadvisor manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadvisor's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadvisor buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadvisor intends to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadvisor believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:    18.40% (Quarter ended 9/30/2010)
Worst Quarter:  -25.98% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Heritage Trust) | Russell Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
(Heritage Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
(Heritage Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
(Heritage Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	(2.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Management fee	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2006	rr_AnnualReturn2006	8.69%
Annual Return 2007	rr_AnnualReturn2007	38.44%
Annual Return 2008	rr_AnnualReturn2008	(48.88%)
Annual Return 2009	rr_AnnualReturn2009	21.64%
Annual Return 2010	rr_AnnualReturn2010	27.39%
Annual Return 2011	rr_AnnualReturn2011	(6.54%)
Annual Return 2012	rr_AnnualReturn2012	16.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(High Yield Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund's investments may include corporate bonds, preferred stocks,

U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadvisor to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody's	Ba through C
Standard & Poor's	BB through D

Non-investment-grade securities are commonly referred to as"junk bonds." The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadvisor.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadvisor, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     24.28% (Quarter ended 6/30/2009)
Worst Quarter:   -20.68% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(High Yield Trust) | Citigroup High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	9.82%
10 Years	rr_AverageAnnualReturnYear10	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
(High Yield Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.99%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Annual Return 2003	rr_AnnualReturn2003	24.15%
Annual Return 2004	rr_AnnualReturn2004	11.06%
Annual Return 2005	rr_AnnualReturn2005	3.70%
Annual Return 2006	rr_AnnualReturn2006	10.37%
Annual Return 2007	rr_AnnualReturn2007	1.64%
Annual Return 2008	rr_AnnualReturn2008	(29.52%)
Annual Return 2009	rr_AnnualReturn2009	54.51%
Annual Return 2010	rr_AnnualReturn2010	13.78%
Annual Return 2011	rr_AnnualReturn2011	0.90%
Annual Return 2012	rr_AnnualReturn2012	18.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(High Yield Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
(High Yield Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.06%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
(Income Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadvisor's analysis of the best opportunities for the fund's portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's") are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody's, or unrated, but deemed by the subadvisor to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadvisor searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadvisor considers a variety of factors, including:

  the experience and managerial strength of the company;

  responsiveness to changes in interest rates and business conditions;

  debt maturity schedules and borrowing requirements;

  the company's changing financial condition and market recognition of the change; and

  a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts ("ADRs").

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor's 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     16.59% (Quarter ended 6/30/2009)
Worst Quarter:   -14.27% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Income Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
(Income Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
(Income Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
(Income Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
(Income Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
(Income Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2008	rr_AnnualReturn2008	(28.64%)
Annual Return 2009	rr_AnnualReturn2009	35.07%
Annual Return 2010	rr_AnnualReturn2010	12.71%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	13.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(International Core Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments or sectors that the subadvisor believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor also may adjust the fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadvisor may use exchange-traded and over-the-counter derivatives. The subadvisor also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     20.53% (Quarter ended 6/30/2009)
Worst Quarter:   -19.42% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(International Core Trust) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
(International Core Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years	rr_AverageAnnualReturnYear10	7.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 1997
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Annual Return 2003	rr_AnnualReturn2003	30.27%
Annual Return 2004	rr_AnnualReturn2004	15.59%
Annual Return 2005	rr_AnnualReturn2005	15.94%
Annual Return 2006	rr_AnnualReturn2006	24.69%
Annual Return 2007	rr_AnnualReturn2007	11.49%
Annual Return 2008	rr_AnnualReturn2008	(38.62%)
Annual Return 2009	rr_AnnualReturn2009	18.64%
Annual Return 2010	rr_AnnualReturn2010	9.58%
Annual Return 2011	rr_AnnualReturn2011	(9.57%)
Annual Return 2012	rr_AnnualReturn2012	15.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(International Core Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	(3.84%)
10 Years	rr_AverageAnnualReturnYear10	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
(International Core Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.16%
5 Years	rr_AverageAnnualReturnYear05	(3.61%)
10 Years	rr_AverageAnnualReturnYear10	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.88%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
(International Equity Index Trust B)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the "Index"), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 28, 2013, the market capitalization range of the Index was $676 million to $251.6 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses"sampling" methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund's investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadvisor generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund's investment objective.

The fund is normally fully invested. The subadvisor invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (invest ments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the advisor or subadvisor).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     27.40% (Quarter ended 6/30/2009)
Worst Quarter:   -22.28% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its"Net Operating Expenses" as shown in the table above. A fund's"Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(International Equity Index Trust B) | MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.39%
5 Years	rr_AverageAnnualReturnYear05	(2.44%)
10 Years	rr_AverageAnnualReturnYear10	10.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
(International Equity Index Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	748
(International Equity Index Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.59%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	415
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	987
(International Equity Index Trust B) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.76%
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	137
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	687
Annual Return 2003	rr_AnnualReturn2003	41.99%
Annual Return 2004	rr_AnnualReturn2004	20.24%
Annual Return 2005	rr_AnnualReturn2005	16.58%
Annual Return 2006	rr_AnnualReturn2006	27.41%
Annual Return 2007	rr_AnnualReturn2007	15.76%
Annual Return 2008	rr_AnnualReturn2008	(44.36%)
Annual Return 2009	rr_AnnualReturn2009	38.80%
Annual Return 2010	rr_AnnualReturn2010	11.44%
Annual Return 2011	rr_AnnualReturn2011	(13.99%)
Annual Return 2012	rr_AnnualReturn2012	17.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(International Growth Stock Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund's subadvisor to have potential for earnings or revenue growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S. The fund may invest in issuers located in developing countries (emerging markets). Under normal circumstances, the maximum percentage of the fund's net assets that may be invested in these issuers is 1.25 times of the emerging market weight of the MSCI All Country World ex U.S. Growth Index.

The subadvisor employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions, including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards, described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     10.10% (Quarter ended 3/31/2012)
Worst Quarter:   -18.11% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Prior to April 29, 2013, the fund compared its performance to the MSCI EAFE Growth Index. After this date, the fund replaced the MSCI EAFE Growth Index with the MSCI All Country World ex U.S. Growth Index, which better reflects its investment strategy.

(International Growth Stock Trust) | MSCI All Country World ex U.S. Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
(International Growth Stock Trust) | MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends) (former primary benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(International Growth Stock Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Management fee	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(International Growth Stock Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Management fee	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(International Growth Stock Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 16, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%
Management fee	rr_ManagementFeesOverAssets	0.81%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2011	rr_AnnualReturn2011	(7.12%)
Annual Return 2012	rr_AnnualReturn2012	15.64%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(International Small Company Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2012, the maximum market capitalization range of eligible companies for purchase was approximately $1,375 million to $4,350 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual-listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadvisor measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadvisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadvisor then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadvisor, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund's cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadvisor will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. The subadvisor's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by the subadvisor for a variety of reasons. The subadvisor may consider such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors determined to be appropriate by the subadvisor given market conditions. In assessing expected profitability, the subadvisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadvisor may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadvisor may exclude the stock of a company that meets applicable market capitalization criteria if the subadvisor determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     31.13% (Quarter ended 6/30/2009)
Worst Quarter:   -22.53% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(International Small Company Trust) | MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.42%
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
(International Small Company Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.19%
5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
(International Small Company Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.00%
5 Years	rr_AverageAnnualReturnYear05	(1.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
(International Small Company Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2007	rr_AnnualReturn2007	5.43%
Annual Return 2008	rr_AnnualReturn2008	(45.35%)
Annual Return 2009	rr_AnnualReturn2009	39.44%
Annual Return 2010	rr_AnnualReturn2010	22.63%
Annual Return 2011	rr_AnnualReturn2011	(16.18%)
Annual Return 2012	rr_AnnualReturn2012	19.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(International Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadvisor's investment philosophy is"bottom-up," value-oriented, and long-term. In choosing equity investments, the subadvisor will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note's issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     24.18% (Quarter ended 6/30/2003)
Worst Quarter:   -21.66% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(International Value Trust) | MSCI EAFE Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.90%
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
(International Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.38%
5 Years	rr_AverageAnnualReturnYear05	(2.65%)
10 Years	rr_AverageAnnualReturnYear10	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	44.86%
Annual Return 2004	rr_AnnualReturn2004	21.54%
Annual Return 2005	rr_AnnualReturn2005	10.54%
Annual Return 2006	rr_AnnualReturn2006	29.59%
Annual Return 2007	rr_AnnualReturn2007	9.53%
Annual Return 2008	rr_AnnualReturn2008	(42.67%)
Annual Return 2009	rr_AnnualReturn2009	35.77%
Annual Return 2010	rr_AnnualReturn2010	7.98%
Annual Return 2011	rr_AnnualReturn2011	(12.85%)
Annual Return 2012	rr_AnnualReturn2012	19.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(International Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.07%
5 Years	rr_AverageAnnualReturnYear05	(2.84%)
10 Years	rr_AverageAnnualReturnYear10	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
(International Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	(2.60%)
10 Years	rr_AverageAnnualReturnYear10	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
(Investment Quality Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

The subadvisor's investment decisions derive from a three-pronged analysis, including:

  sector analysis,

  credit research, and

  call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

  relative valuation of available alternatives,

  impact on portfolio yield, quality and liquidity, and

  impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's net assets are invested in bonds and debentures, including:

  marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;

  securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

  cash and cash equivalent securities which are authorized for purchase by Money Market Trust.

The balance (no more than 20%) of the fund's net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

  U.S. and foreign debt securities,

  preferred stocks,

  convertible securities (including those issued in the Euromarket),

  securities carrying warrants to purchase equity securities,

  foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,

  hybrid securities, and

  below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales "against the box."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays U.S. Government Bond Index and 50% of the Barclays U.S. Credit Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     6.55% (Quarter ended 9/30/2009)
Worst Quarter:   -3.39% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Investment Quality Bond Trust) | Barclays U.S. Government Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
(Investment Quality Bond Trust) | Barclays U.S. Credit Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
(Investment Quality Bond Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
(Investment Quality Bond Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
(Investment Quality Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 1985
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2003	rr_AnnualReturn2003	7.32%
Annual Return 2004	rr_AnnualReturn2004	4.81%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	6.21%
Annual Return 2008	rr_AnnualReturn2008	(1.67%)
Annual Return 2009	rr_AnnualReturn2009	12.45%
Annual Return 2010	rr_AnnualReturn2010	7.45%
Annual Return 2011	rr_AnnualReturn2011	8.07%
Annual Return 2012	rr_AnnualReturn2012	7.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(Investment Quality Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Investment Quality Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.66%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.58%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
(Lifecycle 2010 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2010 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[8]
(Lifecycle 2010 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[8]
(Lifecycle 2010 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1],[8]
(Lifecycle 2015 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2015 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2015 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2015 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2020 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Target allocation risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2020 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2020 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2020 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[8]
(Lifecycle 2025 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2025 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1],[8]
(Lifecycle 2025 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1],[8]
(Lifecycle 2025 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[1],[8]
(Lifecycle 2030 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2030 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[8]
(Lifecycle 2030 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[8]
(Lifecycle 2030 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1],[8]
(Lifecycle 2035 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterpartyrisk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2035 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[8]
(Lifecycle 2035 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[8]
(Lifecycle 2035 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[8]
(Lifecycle 2040 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2040 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2040 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2040 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2045 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed-income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2045 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2045 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2045 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2050 Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high total return until the fund's target retirement date.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Over time, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined "glide path" set forth below although the subadvisor may at times determine in light of prevailing market or economic conditions that the fund's asset allocations should vary from those indicated by the "glide path" in order to preserve the fund's assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect active decisions made by the subadvisor to produce an overweight or an underweight position in a particular asset class based on the subadvisor's market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadvisor's allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds' subadvisors.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund's shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk There is no guarantee that the subadvisor will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
(Lifecycle 2050 Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2050 Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifecycle 2050 Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1],[8]
(Lifestyle Aggressive Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is not a consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic transactions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     20.25% (Quarter ended 6/30/2009)
Worst Quarter:   -24.12% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Lifestyle Aggressive Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Aggressive Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.61%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	8.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2003	rr_AnnualReturn2003	34.91%
Annual Return 2004	rr_AnnualReturn2004	16.06%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	15.46%
Annual Return 2007	rr_AnnualReturn2007	8.55%
Annual Return 2008	rr_AnnualReturn2008	(41.99%)
Annual Return 2009	rr_AnnualReturn2009	35.63%
Annual Return 2010	rr_AnnualReturn2010	16.44%
Annual Return 2011	rr_AnnualReturn2011	(6.50%)
Annual Return 2012	rr_AnnualReturn2012	16.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Lifestyle Aggressive Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.43%
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
(Lifestyle Aggressive Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.67%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[3]
(Lifestyle Balanced PS Series)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:      7.12% (Quarter ended 3/31/2012)
Worst Quarter:    -1.66% (Quarter ended 6/30/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Lifestyle Balanced PS Series) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
(Lifestyle Balanced PS Series) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
(Lifestyle Balanced PS Series) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
(Lifestyle Balanced PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
(Lifestyle Balanced PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2012	rr_AnnualReturn2012	10.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.66%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
(Lifestyle Balanced PS Series) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1],[3]
(Lifestyle Balanced Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 32% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor's 500 Index and 50% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     15.83% (Quarter ended 6/30/2009)
Worst Quarter:   -17.72% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
(Lifestyle Balanced Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Balanced Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Balanced Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Balanced Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	23.97%
Annual Return 2004	rr_AnnualReturn2004	13.49%
Annual Return 2005	rr_AnnualReturn2005	6.88%
Annual Return 2006	rr_AnnualReturn2006	12.73%
Annual Return 2007	rr_AnnualReturn2007	6.47%
Annual Return 2008	rr_AnnualReturn2008	(31.30%)
Annual Return 2009	rr_AnnualReturn2009	30.75%
Annual Return 2010	rr_AnnualReturn2010	11.75%
Annual Return 2011	rr_AnnualReturn2011	0.62%
Annual Return 2012	rr_AnnualReturn2012	11.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.72%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Lifestyle Balanced Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[3]
(Lifestyle Balanced Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[3]
(Lifestyle Conservative PS Series)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the S&P 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    3.48% (Quarter ended 3/31/2012)
Worst Quarter:   0.47% (Quarter ended 6/30/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Lifestyle Conservative PS Series) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
(Lifestyle Conservative PS Series) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
(Lifestyle Conservative PS Series) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
(Lifestyle Conservative PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.89%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,145
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
(Lifestyle Conservative PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Net fund operating expenses	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,376
Annual Return 2012	rr_AnnualReturn2012	7.53%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.47%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
(Lifestyle Conservative PS Series) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,086
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[3]
(Lifestyle Conservative Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with some consideration given to growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 22% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor's 500 Index and 80% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    10.58% (Quarter ended 6/30/2009)
Worst Quarter:   -8.32% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Lifestyle Conservative Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Conservative Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Conservative Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Conservative Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2003	rr_AnnualReturn2003	11.47%
Annual Return 2004	rr_AnnualReturn2004	8.59%
Annual Return 2005	rr_AnnualReturn2005	2.88%
Annual Return 2006	rr_AnnualReturn2006	8.44%
Annual Return 2007	rr_AnnualReturn2007	5.38%
Annual Return 2008	rr_AnnualReturn2008	(15.57%)
Annual Return 2009	rr_AnnualReturn2009	21.71%
Annual Return 2010	rr_AnnualReturn2010	9.12%
Annual Return 2011	rr_AnnualReturn2011	4.23%
Annual Return 2012	rr_AnnualReturn2012	8.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Lifestyle Conservative Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
(Lifestyle Conservative Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
(Lifestyle Growth PS Series)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. The Combined Index represents 80% of the S&P 500 Index and 20% of the Barclays U.S. Aggregate Bond Index."

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     9.44% (Quarter ended 3/31/2012)
Worst Quarter:   -2.96% (Quarter ended 6/30/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
(Lifestyle Growth PS Series) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
(Lifestyle Growth PS Series) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
(Lifestyle Growth PS Series) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
(Lifestyle Growth PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
(Lifestyle Growth PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2012	rr_AnnualReturn2012	12.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
(Lifestyle Growth PS Series) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[1],[3]
(Lifestyle Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is also a consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor's 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     17.89% (Quarter ended 6/30/2009)
Worst Quarter:   -20.75% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses
(Lifestyle Growth Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Growth Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Growth Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2003	rr_AnnualReturn2003	29.55%
Annual Return 2004	rr_AnnualReturn2004	14.59%
Annual Return 2005	rr_AnnualReturn2005	8.66%
Annual Return 2006	rr_AnnualReturn2006	13.50%
Annual Return 2007	rr_AnnualReturn2007	7.44%
Annual Return 2008	rr_AnnualReturn2008	(36.56%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	13.02%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Annual Return 2012	rr_AnnualReturn2012	13.87%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Lifestyle Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
(Lifestyle Growth Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
(Lifestyle Moderate PS Series)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the "Equity Allocation") and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities (the "Fixed Income Allocation"). At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See "Other Permitted Investments of the Fund of Funds."

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk." The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the "JHVIT Lifestyle PS Series") and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the "Contracts") issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the "John Hancock Issuers").

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers' exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers' process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund's transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Advance trade estimate risk. The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series' subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the Lifestyle PS Series' portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series' exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the "Trade Date"), the Subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series' assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the S&P 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series II:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     5.90% (Quarter ended 3/31/2012)
Worst Quarter:   -0.94% (Quarter ended 6/30/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Lifestyle Moderate PS Series) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
(Lifestyle Moderate PS Series) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
(Lifestyle Moderate PS Series) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
(Lifestyle Moderate PS Series) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.92%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,141
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
(Lifestyle Moderate PS Series) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2011
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[9]
Net fund operating expenses	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,373
Annual Return 2012	rr_AnnualReturn2012	9.55%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
(Lifestyle Moderate PS Series) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[9]
Net fund operating expenses	rr_NetExpensesOverAssets	0.87%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,082
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1],[3]
(Lifestyle Moderate Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadvisor may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds. The subadvisor may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See "Other Permitted Investments by the Funds of Funds." The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund of Funds
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor's 500 Index and 60% of the Barclays U.S. Aggregate Bond Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     13.89% (Quarter ended 6/30/2009)
Worst Quarter:   -13.28% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Lifestyle Moderate Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Moderate Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Moderate Trust) | Combined Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
(Lifestyle Moderate Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 1997
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2003	rr_AnnualReturn2003	17.83%
Annual Return 2004	rr_AnnualReturn2004	11.04%
Annual Return 2005	rr_AnnualReturn2005	4.15%
Annual Return 2006	rr_AnnualReturn2006	10.42%
Annual Return 2007	rr_AnnualReturn2007	5.29%
Annual Return 2008	rr_AnnualReturn2008	(24.23%)
Annual Return 2009	rr_AnnualReturn2009	27.26%
Annual Return 2010	rr_AnnualReturn2010	10.55%
Annual Return 2011	rr_AnnualReturn2011	2.33%
Annual Return 2012	rr_AnnualReturn2012	10.67%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.28%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Lifestyle Moderate Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
(Lifestyle Moderate Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[3]
(Mid Cap Index Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P 400 MidCap Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the S&P MidCap 400 Index ranged from $322 million to $16.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P MidCap 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     19.86% (Quarter ended 9/30/2009)
Worst Quarter:   -25.65% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Mid Cap Index Trust) | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
(Mid Cap Index Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	159
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	681
Annual Return 2003	rr_AnnualReturn2003	34.57%
Annual Return 2004	rr_AnnualReturn2004	15.83%
Annual Return 2005	rr_AnnualReturn2005	12.02%
Annual Return 2006	rr_AnnualReturn2006	9.72%
Annual Return 2007	rr_AnnualReturn2007	7.57%
Annual Return 2008	rr_AnnualReturn2008	(36.45%)
Annual Return 2009	rr_AnnualReturn2009	36.76%
Annual Return 2010	rr_AnnualReturn2010	25.98%
Annual Return 2011	rr_AnnualReturn2011	(2.25%)
Annual Return 2012	rr_AnnualReturn2012	17.48%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Mid Cap Index Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.30%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	9.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	922
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Mid Cap Index Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Net fund operating expenses	rr_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	620
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Mid Cap Stock Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 115% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund,"medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($315 million to $42 billion as of February 28, 2013) or the S&P MidCap 400 Index ($322 million to $16.2 billion as of February 28, 2013).

The subadvisor's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadvisor looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     20.14% (Quarter ended 6/30/2003)
Worst Quarter:   -25.36% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Mid Cap Stock Trust) | Russell Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
(Mid Cap Stock Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.21%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	10.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Management fee	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2003	rr_AnnualReturn2003	42.33%
Annual Return 2004	rr_AnnualReturn2004	19.04%
Annual Return 2005	rr_AnnualReturn2005	14.57%
Annual Return 2006	rr_AnnualReturn2006	13.55%
Annual Return 2007	rr_AnnualReturn2007	23.57%
Annual Return 2008	rr_AnnualReturn2008	(43.76%)
Annual Return 2009	rr_AnnualReturn2009	31.35%
Annual Return 2010	rr_AnnualReturn2010	23.08%
Annual Return 2011	rr_AnnualReturn2011	(9.20%)
Annual Return 2012	rr_AnnualReturn2012	22.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.36%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Mid Cap Stock Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	10.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
(Mid Cap Stock Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.25%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.84%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
(Mid Cap Value Equity Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 28, 2013, the market capitalizations of companies included in the Russell MidCap Value Index ranged from $315 million to $42 billion. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund's objective, the subadvisor chooses equity investments by:

  Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

  Identifying companies with growth potential based on:

  effective management, as demonstrated by overall performance,

  financial strength, and

  underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadvisor considers, among other factors, whether:

  The security is overvalued relative to alternative investments.

  The security has reached the subadvisor's price objective.

  The company has met the subadvisor's earnings and/or growth expectations.

  The security exhibits unacceptable correlation characteristics with other portfolio holdings.

  The company or the security continues to meet the other standards described above.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     21.67% (Quarter ended 9/30/2009)
Worst Quarter:   -27.70% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Mid Cap Value Equity Trust) | Russell Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
(Mid Cap Value Equity Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
(Mid Cap Value Equity Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
(Mid Cap Value Equity Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.47%
5 Years	rr_AverageAnnualReturnYear05	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 2006
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Management fee	rr_ManagementFeesOverAssets	0.87%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Annual Return 2007	rr_AnnualReturn2007	10.72%
Annual Return 2008	rr_AnnualReturn2008	(44.21%)
Annual Return 2009	rr_AnnualReturn2009	40.42%
Annual Return 2010	rr_AnnualReturn2010	23.12%
Annual Return 2011	rr_AnnualReturn2011	(8.49%)
Annual Return 2012	rr_AnnualReturn2012	18.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.70%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Mid Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadvisor employs a value approach in selecting investments. The subadvisor's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadvisor generally looks for companies with one or more of the following characteristics:

  Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;

  Demonstrated or potentially attractive operating margins, profits and/or cash flow;

  Sound balance sheets;

  Stock ownership by management/employees; and

  Experienced and capable management.

The fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund's investment objective, the subadvisor has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadvisor believes will provide an opportunity for substantial appreciation. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     23.21% (Quarter ended 6/30/2009)
Worst Quarter:   -23.60% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Mid Value Trust) | Russell Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
(Mid Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.42%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	10.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
(Mid Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.29%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
(Mid Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1998
Management fee	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Annual Return 2003	rr_AnnualReturn2003	45.15%
Annual Return 2004	rr_AnnualReturn2004	18.74%
Annual Return 2005	rr_AnnualReturn2005	7.39%
Annual Return 2006	rr_AnnualReturn2006	20.34%
Annual Return 2007	rr_AnnualReturn2007	0.60%
Annual Return 2008	rr_AnnualReturn2008	(34.74%)
Annual Return 2009	rr_AnnualReturn2009	46.27%
Annual Return 2010	rr_AnnualReturn2010	16.16%
Annual Return 2011	rr_AnnualReturn2011	(4.71%)
Annual Return 2012	rr_AnnualReturn2012	19.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.21%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Money Market Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To obtain maximum current income consistent with preservation of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-1" by Moody's or "A-1" or "A-1" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

  short-term obligations issued by state and local governmental issuers;

  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information ���Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    1.18% (Quarter ended 9/30/2006)
Worst Quarter:   0.00% (Quarter ended 12/31/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
(Money Market Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 15, 1985
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.81%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	4.44%
Annual Return 2007	rr_AnnualReturn2007	4.56%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
(Money Market Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
(Money Market Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
(Money Market Trust B)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To obtain maximum current income consistent with preservation of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadvisor may invest the fund's assets in high quality, U.S. dollar-denominated money market instruments of the following types:

  obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

  certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

  commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadvisor acting pursuant to guidelines established by the fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as "First Tier" securities. Securities in the second-highest rating category and their equivalents are referred to as "Second Tier" securities;

  corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as "Aaa" by Moody's or "AAA" by Standard & Poor's);

  corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as "Aa" by Moody's or "AA" by Standard & Poor's);

  short-term obligations issued by state and local governmental issuers;

  securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

  repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadvisor monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadvisor will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments in First Tier securities will mature in 397 days or less and the fund's investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund's weighted average maturity, the fund's weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An "illiquid security" is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value ("NAV") per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see "General Information ��� Dividends" below. For a description of the allocation of expenses among fund share classes, see "Multiclass Pricing; Rule 12b-1 Plans" in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:    1.25% (Quarter ended 9/30/2006)
Worst Quarter:   0.00% (Quarter ended 3/31/2012)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
(Money Market Trust B) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1986
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[11]
Net fund operating expenses	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	614
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.09%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	2.11%
Annual Return 2009	rr_AnnualReturn2009	0.48%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.08%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
(Mutual Shares Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadvisor expects to be exchanged for common or preferred stock) of companies of any nation that the subadvisor believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:

  Undervalued Securities. Securities the subadvisor believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:

  Merger Arbitrage Securities and Distressed Companies. A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund's investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadvisor believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadvisor believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadvisor employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadvisor focuses on the market price of a company's securities relative to the subadvisor's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadvisor's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The subadvisor examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an"arbitrage" strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Distressed investments risk Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     17.31% (Quarter ended 6/30/2009)
Worst Quarter:   -21.42% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
(Mutual Shares Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
(Mutual Shares Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Management fee	rr_ManagementFeesOverAssets	0.92%	[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
(Mutual Shares Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%	[1],[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
(Mutual Shares Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.08%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Management fee	rr_ManagementFeesOverAssets	0.92%	[7]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2008	rr_AnnualReturn2008	(37.86%)
Annual Return 2009	rr_AnnualReturn2009	27.31%
Annual Return 2010	rr_AnnualReturn2010	11.49%
Annual Return 2011	rr_AnnualReturn2011	(0.89%)
Annual Return 2012	rr_AnnualReturn2012	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Natural Resources Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in three major sectors: (1) energy, (2) metals and mining and (3) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above. This may include forest products such as timber, pulp and paper product companies.

The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund's assets when a subadvisor deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries.

Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company's potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

In evaluating investments for the portion of the fund RS Investments manages, RS Investments' investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify"advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments' investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments' investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Commodity risk The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation and other factors.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk. The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Natural resources risk The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     26.69% (Quarter ended 6/30/2009)
Worst Quarter:   -36.61% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The return for the Index under "Since Inception" may be calculated from the month end closest to the inception date of the fund.
(Natural Resources Trust) | MSCI World Energy Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.50%	[12]
5 Years	rr_AverageAnnualReturnYear05	(1.67%)	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%	[12]
(Natural Resources Trust) | MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%	[12]
5 Years	rr_AverageAnnualReturnYear05	(5.84%)	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	15.05%	[12]
(Natural Resources Trust) | MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends) (former benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.98%	[12]
5 Years	rr_AverageAnnualReturnYear05	(3.35%)	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[12]
(Natural Resources Trust) | Combined Index (New)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.29%
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	13.68%
(Natural Resources Trust) | Combined Index (Old)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
(Natural Resources Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.52%
5 Years	rr_AverageAnnualReturnYear05	(6.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	12.85%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2004	rr_AnnualReturn2004	24.32%
Annual Return 2005	rr_AnnualReturn2005	46.77%
Annual Return 2006	rr_AnnualReturn2006	22.30%
Annual Return 2007	rr_AnnualReturn2007	40.68%
Annual Return 2008	rr_AnnualReturn2008	(51.61%)
Annual Return 2009	rr_AnnualReturn2009	59.19%
Annual Return 2010	rr_AnnualReturn2010	15.21%
Annual Return 2011	rr_AnnualReturn2011	(20.29%)
Annual Return 2012	rr_AnnualReturn2012	0.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(Natural Resources Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	(6.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
(Natural Resources Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%
5 Years	rr_AverageAnnualReturnYear05	(6.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	12.89%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
(New Income Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 77% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), Treasury inflation protected securities, and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor's, Moody's, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund's total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as "junk bonds"). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund's objective, it may also invest in other securities, and use futures, options, swaps and foreign currency forward contracts.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadvisor believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadvisor has the discretion to purchase some securities that do not meet the fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These situations might arise when the subadvisor believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadvisor, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, without limitation, investing in foreign currency forward contracts, foreign currency swaps, futures contracts and options."

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. Effective May 3, 2010, the fund changed its investment polices to reduce exposure to equities, high yield and foreign bonds.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     9.13% (Quarter ended 6/30/2009)
Worst Quarter:   -5.13% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(New Income Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
(New Income Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(New Income Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.61%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(New Income Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.91%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Management fee	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2006	rr_AnnualReturn2006	7.90%
Annual Return 2007	rr_AnnualReturn2007	5.88%
Annual Return 2008	rr_AnnualReturn2008	(9.30%)
Annual Return 2009	rr_AnnualReturn2009	18.09%
Annual Return 2010	rr_AnnualReturn2010	6.96%
Annual Return 2011	rr_AnnualReturn2011	5.91%
Annual Return 2012	rr_AnnualReturn2012	5.91%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Real Estate Securities Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to achieve a combination of long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 99% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadvisor, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadvisor looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadvisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadvisor believes will be the most profitable to the fund. The subadvisor also considers the effect of the real estate securities markets in general when making investment decisions. The subadvisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadvisor chooses to sell a security because it believes that one or more of the following is true:

  A security is not fulfilling its investment purpose;

  A security has reached its optimum valuation; or

  A particular company or general economic conditions have changed.

Based on its recent practices, the subadvisor expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadvisor believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     32.43% (Quarter ended 9/30/2009)
Worst Quarter:   -39.92% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
(Real Estate Securities Trust) | MSCI U.S. REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	11.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1987
(Real Estate Securities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.26%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	12.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1987
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	39.15%
Annual Return 2004	rr_AnnualReturn2004	32.04%
Annual Return 2005	rr_AnnualReturn2005	11.85%
Annual Return 2006	rr_AnnualReturn2006	38.10%
Annual Return 2007	rr_AnnualReturn2007	(15.61%)
Annual Return 2008	rr_AnnualReturn2008	(39.42%)
Annual Return 2009	rr_AnnualReturn2009	30.17%
Annual Return 2010	rr_AnnualReturn2010	29.19%
Annual Return 2011	rr_AnnualReturn2011	9.46%
Annual Return 2012	rr_AnnualReturn2012	17.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.92%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Real Estate Securities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.09%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	11.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
(Real Estate Securities Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	12.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
(Real Return Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or"indexed" securities and event-linked bonds;

  bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales "against the box."

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     6.26% (Quarter ended 3/31/2009)
Worst Quarter:   -8.12% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded,"Other Expenses" would have been 0.10%.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The return for the Index under "Since Inception" may be calculated from the month end closest to the inception date of the fund.
(Real Return Bond Trust) | Barclays U.S. TIPS Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
(Real Return Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2004	rr_AnnualReturn2004	9.06%
Annual Return 2005	rr_AnnualReturn2005	1.44%
Annual Return 2006	rr_AnnualReturn2006	0.23%
Annual Return 2007	rr_AnnualReturn2007	11.49%
Annual Return 2008	rr_AnnualReturn2008	(11.28%)
Annual Return 2009	rr_AnnualReturn2009	19.47%
Annual Return 2010	rr_AnnualReturn2010	8.83%
Annual Return 2011	rr_AnnualReturn2011	12.02%
Annual Return 2012	rr_AnnualReturn2012	8.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Real Return Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
(Real Return Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[13]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
(Science & Technology Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital. Current income is incidental to the fund's objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 89% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisors, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. ("T. Rowe Price")

50%* Allianz Global Investors U.S. LLC ("AGI US") (formerly, RCM Capital Management LLC)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

  information technology including hardware, software, semiconductors and technology equipment telecommunications equipment and services

  media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services environmental services

  internet commerce and advertising

  life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology chemicals and synthetic materials

  defense and aerospace

  alternative energy

While most of the fund's assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund's investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, AGI US may enter into short sales including short sales against the box.

In pursuing the fund's investment objective, each subadvisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     23.51% (Quarter ended 6/30/2009)
Worst Quarter:   -25.14% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Science & Technology Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
(Science & Technology Trust) | Lipper Science and Technology Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
(Science & Technology Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2003	rr_AnnualReturn2003	50.39%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.08%
Annual Return 2006	rr_AnnualReturn2006	5.52%
Annual Return 2007	rr_AnnualReturn2007	19.57%
Annual Return 2008	rr_AnnualReturn2008	(44.44%)
Annual Return 2009	rr_AnnualReturn2009	64.48%
Annual Return 2010	rr_AnnualReturn2010	24.61%
Annual Return 2011	rr_AnnualReturn2011	(7.75%)
Annual Return 2012	rr_AnnualReturn2012	10.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Science & Technology Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Science & Technology Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.54%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Short Term Government Income Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund's effective duration is no more than three years.

U.S. government securities may be supported by:

  The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

  The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

  The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadvisor considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds ("ETFs"), and engage in short sales.

Under normal circumstances, the fund's effective duration is no more than three years which means that the fund may purchase securities with a duration of greater than three years, as long as the fund's average duration does not exceed three years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated Fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     1.87% (Quarter ended 6/30/2010)
Worst Quarter:   -0.58% (Quarter ended 12/31/2010)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Short Term Government Income Trust) | Barclays U.S. Government 1-5 Year Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
(Short Term Government Income Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
(Short Term Government Income Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
(Short Term Government Income Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2009	rr_AnnualReturn2009	1.96%
Annual Return 2010	rr_AnnualReturn2010	3.28%
Annual Return 2011	rr_AnnualReturn2011	2.82%
Annual Return 2012	rr_AnnualReturn2012	1.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
(Small Cap Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 132% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund,"small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadvisor selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadvisor looks for companies based on a combination of criteria including one or more of the following:

  Improving market shares and positive financial trends;

  Superior management with significant equity ownership; and

  Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadvisor frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under "Additional Information About the Funds ���Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities:

U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     26.55% (Quarter ended 6/30/2003)
Worst Quarter:   -24.23% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Small Cap Growth Trust) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
(Small Cap Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Annual Return 2003	rr_AnnualReturn2003	48.83%
Annual Return 2004	rr_AnnualReturn2004	9.45%
Annual Return 2005	rr_AnnualReturn2005	17.23%
Annual Return 2006	rr_AnnualReturn2006	13.48%
Annual Return 2007	rr_AnnualReturn2007	13.99%
Annual Return 2008	rr_AnnualReturn2008	(39.68%)
Annual Return 2009	rr_AnnualReturn2009	34.58%
Annual Return 2010	rr_AnnualReturn2010	22.07%
Annual Return 2011	rr_AnnualReturn2011	(6.81%)
Annual Return 2012	rr_AnnualReturn2012	16.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Cap Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.29%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
(Small Cap Growth Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
(Small Cap Index Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 13% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the Russell 2000 Index ranged from less than $1 million to $6.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     22.77% (Quarter ended 6/30/2003)
Worst Quarter:   -26.09% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Small Cap Index Trust) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
(Small Cap Index Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Management fee	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Net fund operating expenses	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	788
Annual Return 2003	rr_AnnualReturn2003	45.79%
Annual Return 2004	rr_AnnualReturn2004	17.33%
Annual Return 2005	rr_AnnualReturn2005	3.89%
Annual Return 2006	rr_AnnualReturn2006	17.61%
Annual Return 2007	rr_AnnualReturn2007	(2.16%)
Annual Return 2008	rr_AnnualReturn2008	(33.71%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	26.36%
Annual Return 2011	rr_AnnualReturn2011	(4.50%)
Annual Return 2012	rr_AnnualReturn2012	16.10%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Cap Index Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Net fund operating expenses	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,027
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
(Small Cap Index Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.06%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Net fund operating expenses	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	728
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
(Small Cap Opportunities Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10"000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisors: Invesco Advisers, Inc. ("Invesco") and Dimensional Fund Advisors LP ("Dimensional" or "DFA"). Each subadvisor's investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadvisor will vary.

Invesco

Invesco will manage its portion of the fund's assets (the "Invesco Subadvised Assets") as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2013, the capitalization of companies in the Russell 2000 Index range from less than $1 million to $6.1 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies" they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

  Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

  Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market)" trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund's investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts ("REITs").

Dimensional

DFA will manage its portion of the fund's assets (the "DFA Subadvised Assets") as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book-to-market ratio"). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See "Market Capitalization Weighted Approach, below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer's market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers' book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA's judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting may be adjusted by DFA for a variety of reasons. DFA may consider such factors as free float, momentum, liquidity management, and expected profitability, as well as other factors determined to be appropriate by DFA given market conditions. In assessing expected profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price' the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies" the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     26.43% (Quarter ended 6/30/2009)
Worst Quarter:   -26.09% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks" and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30" 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Small Cap Opportunities Trust) | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
(Small Cap Opportunities Trust) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
(Small Cap Opportunities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,391
Annual Return 2004	rr_AnnualReturn2004	25.78%
Annual Return 2005	rr_AnnualReturn2005	7.77%
Annual Return 2006	rr_AnnualReturn2006	10.45%
Annual Return 2007	rr_AnnualReturn2007	(7.66%)
Annual Return 2008	rr_AnnualReturn2008	(42.13%)
Annual Return 2009	rr_AnnualReturn2009	33.87%
Annual Return 2010	rr_AnnualReturn2010	29.67%
Annual Return 2011	rr_AnnualReturn2011	(3.16%)
Annual Return 2012	rr_AnnualReturn2012	16.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Cap Opportunities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.61%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 5, 2003
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,618
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
(Small Cap Opportunities Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,334
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
(Small Cap Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($6.1 billion as of February 28, 2013) or the S&P SmallCap 600 Index ($4 billion as of February 28, 2013).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadvisor employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadvisor believes have distinct value characteristics based on industry-specific valuation criteria. The subadvisor focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

  Sustainable competitive advantages within a market niche;

  Strong profitability and free cash flows;

  Strong market share positions and trends;

  Quality of and share ownership by management; and

  Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under "Additional Information about the Funds ���Temporary Defensive Investing," the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund's predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:      20.61% (Quarter ended 9/30/2009)
Worst Quarter:    -23.35% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Small Cap Value Trust) | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
(Small Cap Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	11.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
(Small Cap Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
(Small Cap Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	11.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1999
Management fee	rr_ManagementFeesOverAssets	1.05%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2003	rr_AnnualReturn2003	37.97%
Annual Return 2004	rr_AnnualReturn2004	25.45%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	19.32%
Annual Return 2007	rr_AnnualReturn2007	(2.86%)
Annual Return 2008	rr_AnnualReturn2008	(26.12%)
Annual Return 2009	rr_AnnualReturn2009	28.79%
Annual Return 2010	rr_AnnualReturn2010	26.15%
Annual Return 2011	rr_AnnualReturn2011	1.15%
Annual Return 2012	rr_AnnualReturn2012	15.78%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Company Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2013, the capitalizations of companies included in the Russell 2000 Index ranged from less than $1 million to $6.1 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadvisor utilizes a disciplined portfolio construction process that constrains the fund's industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadvisor believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

  Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

  Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadvisor may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     19.00% (Quarter ended 6/30/2009)
Worst Quarter:   -26.67% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Small Company Growth Trust) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
(Small Company Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
(Small Company Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
(Small Company Growth Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.32%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2006	rr_AnnualReturn2006	13.83%
Annual Return 2007	rr_AnnualReturn2007	10.34%
Annual Return 2008	rr_AnnualReturn2008	(38.57%)
Annual Return 2009	rr_AnnualReturn2009	30.82%
Annual Return 2010	rr_AnnualReturn2010	26.44%
Annual Return 2011	rr_AnnualReturn2011	(1.77%)
Annual Return 2012	rr_AnnualReturn2012	18.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.67%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Company Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index (less than $1 million to $6.1 billion as of February 28, 2013). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadvisor's in - house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

  Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

  Low stock price relative to a company's underlying asset values;

  Above-average dividend yield relative to a company's peers or its own historic norm;

  A plan to improve the business through restructuring; and/or

  A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities ("junk bonds"). The fund's fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments ("bank loans"). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund's investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     20.80% (Quarter ended 6/30/2009)
Worst Quarter:   -25.40% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Small Company Value Trust) | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
(Small Company Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Annual Return 2003	rr_AnnualReturn2003	33.67%
Annual Return 2004	rr_AnnualReturn2004	25.31%
Annual Return 2005	rr_AnnualReturn2005	6.93%
Annual Return 2006	rr_AnnualReturn2006	15.42%
Annual Return 2007	rr_AnnualReturn2007	(1.20%)
Annual Return 2008	rr_AnnualReturn2008	(27.05%)
Annual Return 2009	rr_AnnualReturn2009	27.69%
Annual Return 2010	rr_AnnualReturn2010	21.36%
Annual Return 2011	rr_AnnualReturn2011	(0.93%)
Annual Return 2012	rr_AnnualReturn2012	16.30%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Small Company Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
(Small Company Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	1.04%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,568
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[3]
(Smaller Company Growth Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund employs a multi-manager approach with three subadvisors, each of which employs its own investment approach and independently manages its portion of the fund. The Advisor may change the allocation of fund assets among the subadvisors at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund's investments will generally consist of U.S.-traded securities, including American Depositary Receipts ("ADRs"), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited ("John Hancock Asset Management (North America)") will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $61 million to $42 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     19.96% (Quarter ended 6/30/2009)
Worst Quarter:   -22.29% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Smaller Company Growth Trust) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
(Smaller Company Growth Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Management fee	rr_ManagementFeesOverAssets	1.07%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,405
(Smaller Company Growth Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%
Management fee	rr_ManagementFeesOverAssets	1.07%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
(Smaller Company Growth Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2008
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Management fee	rr_ManagementFeesOverAssets	1.07%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[6]
Net fund operating expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
Annual Return 2009	rr_AnnualReturn2009	34.78%
Annual Return 2010	rr_AnnualReturn2010	25.12%
Annual Return 2011	rr_AnnualReturn2011	(7.05%)
Annual Return 2012	rr_AnnualReturn2012	16.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Strategic Equity Allocation Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. They are based on estimated expenses for the current fiscal year. The fees and expenses do not reflect fees and expenses for the variable insurance contracts and would be higher if they did. For more information on the fees of the variable insurance contracts see the contract prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and expenses would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to achieve its objective by investing under normal market conditions at least 80% of its net assets in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The fund's allocation to various markets and types of securities will be actively managed.

The fund may invest in both developed and emerging markets. The fund's investment in equity securities will vary both with respect to types of securities and markets in response to changing market and economic trends. The precise mix of securities will depend on the subadvisor's outlook for the markets and generally reflect the subadvisor's strategic asset allocation analysis and its assessment of the relative attractiveness of a particular asset class. When determining whether to invest in a particular market, the subadvisor considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The fund also may invest in exchange-traded funds and fixed-income securities, including, but not limited to:

  U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

  U.S. Treasury futures contracts,

  Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs"),

  U.S. and foreign corporate bonds,

  Foreign government and agency securities, and

  Lower Rated Fixed Income Securities and High Yield Securities (also known as "junk bonds").

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency. The fund may actively manage its exposure to foreign currencies through the use of foreign currency forward contracts and other currency derivatives. The fund may own foreign cash equivalents and foreign bank deposits as part of its investment strategy. The fund may invest in non-U.S. currencies for hedging and speculative purposes.

The fund will engage in derivatives transactions, including but not limited to, futures and options contracts, foreign currency forward contracts and swaps including credit default swaps and total return swaps. for hedging and nonhedging purposes including, without limitation, the following purposes:

  to attempt to protect against possible changes in the market value of securities held or to be purchased by the fund resulting from securities markets or currency exchange rate fluctuations,

  to protect the fund's unrealized gains in the value of its securities,

  to facilitate the sale of the fund's securities for investment purposes,

  to manage the effective maturity or duration of the fund's securities,

  to establish a position in the derivatives markets as a method of gaining exposure to a particular security or market,

  to facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities, and to increase or decrease exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, spot transactions, currency forwards, currency options or other over-the-counter derivatives contracts, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to advser issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalization of companies changes over time.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how a fund's total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-12-31
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Strategic Equity Allocation Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(Strategic Equity Allocation Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1],[3]
(Strategic Equity Allocation Trust) | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Strategic Income Opportunities Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the fund, the subadvisor allocates assets among the three major types of securities (U.S. government debt and mortgages; corporate debt ���primarily high yield; and foreign debt ���both government and corporate, including emerging markets) based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadvisor may invest up to 100% of the fund's total assets in any one sector. Within each type of security, the subadvisor looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign common stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     9.61% (Quarter ended 6/30/2009)
Worst Quarter:   -8.83% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Strategic Income Opportunities Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
(Strategic Income Opportunities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.86%
5 Years	rr_AverageAnnualReturnYear05	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2005	rr_AnnualReturn2005	2.13%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(8.61%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	15.89%
Annual Return 2011	rr_AnnualReturn2011	2.02%
Annual Return 2012	rr_AnnualReturn2012	12.86%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Strategic Income Opportunities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.61%
5 Years	rr_AverageAnnualReturnYear05	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2004
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
(Strategic Income Opportunities Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
(Total Bond Market Trust B)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of the Barclays U.S. Aggregate Bond Index (the "Barclays Index") (which represents the U.S. investment grade bond market).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

  U.S. Treasury and agency securities;

  Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

  Corporate bonds, both U.S. and foreign (if dollar-denominated); and

  Foreign government and agency securities (if dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Barclays Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks ���Hedging, derivatives and other strategic trans actions risk" such as futures contracts, interest-rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund's predecessor fund and has not been adjusted to reflect the Rule 12b-1 fees of any class of shares. As a result, pre-inception performance of the fund may be higher than if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     4.46% (Quarter ended 12/31/2008)
Worst Quarter:   -2.52% (Quarter ended 6/30/2004)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its"Net Operating Expenses" as shown in the table above. A fund's"Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
(Total Bond Market Trust B) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
(Total Bond Market Trust B) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	649
(Total Bond Market Trust B) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	890
(Total Bond Market Trust B) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1998
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	231
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	588
Annual Return 2003	rr_AnnualReturn2003	3.60%
Annual Return 2004	rr_AnnualReturn2004	4.05%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	5.79%
Annual Return 2009	rr_AnnualReturn2009	6.29%
Annual Return 2010	rr_AnnualReturn2010	6.50%
Annual Return 2011	rr_AnnualReturn2011	7.60%
Annual Return 2012	rr_AnnualReturn2012	4.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.52%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
(Total Return Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 144% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadvisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisor's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

  securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;

  corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;

  mortgage-backed and other asset-backed securities;

  inflation-indexed bonds issued by both governments and corporations;

  structured notes, including hybrid or "indexed" securities and event-linked bonds;

  bank capital and trust preferred securities;

  loan participations and assignments;

  delayed funding loans and revolving credit facilities;

  bank certificates of deposit, fixed time deposits and bankers' acceptances;

  debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

  repurchase agreements and reverse repurchase agreements;

  obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and

  obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales "against the box."

The fund may:

  purchase and sell options on domestic and foreign securities, securities indexes and currencies,

  purchase and sell futures and options on futures,

  purchase and sell currency or securities on a forward basis, and enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund's investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund's distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:     6.13% (Quarter ended 6/30/2009)
Worst Quarter:   -3.56% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	144.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Total Return Trust) | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
(Total Return Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1999
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2003	rr_AnnualReturn2003	5.02%
Annual Return 2004	rr_AnnualReturn2004	4.96%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	3.67%
Annual Return 2007	rr_AnnualReturn2007	8.57%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	13.59%
Annual Return 2010	rr_AnnualReturn2010	7.72%
Annual Return 2011	rr_AnnualReturn2011	3.84%
Annual Return 2012	rr_AnnualReturn2012	8.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(Total Return Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
(Total Return Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2005
Management fee	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
(Total Stock Market Index Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 6% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadvisor believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1 million to $415.2 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund's portfolio as soon as practicable.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     16.64% (Quarter ended 6/30/2009)
Worst Quarter:   -22.82% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Total Stock Market Index Trust) | Wilshire 5000 Total Market Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
(Total Stock Market Index Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2000
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	714
Annual Return 2003	rr_AnnualReturn2003	30.54%
Annual Return 2004	rr_AnnualReturn2004	11.74%
Annual Return 2005	rr_AnnualReturn2005	5.69%
Annual Return 2006	rr_AnnualReturn2006	15.29%
Annual Return 2007	rr_AnnualReturn2007	5.18%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	28.87%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Annual Return 2011	rr_AnnualReturn2011	0.28%
Annual Return 2012	rr_AnnualReturn2012	15.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Total Stock Market Index Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
(Total Stock Market Index Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.56%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
(Ultra Short Term Bond Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 196% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Moody's Investors Service ("Moody's"), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch, Baa by Moody's, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund's dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund's net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under "Additional Information about the Funds' Principal Risks - Hedging, derivatives and other strategic transactions risk."

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is not a money market fund. The fund's value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     0.41% (Quarter ended 3/31/2012)
Worst Quarter:   -0.32% (Quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	196.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Ultra Short Term Bond Trust) | Bank of America Merrill Lynch 6 Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
(Ultra Short Term Bond Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2011	rr_AnnualReturn2011	0.12%
Annual Return 2012	rr_AnnualReturn2012	0.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
(Ultra Short Term Bond Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
(Ultra Short Term Bond Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2010
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
(U.S. Equity Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The subadvisor seeks to achieve the fund's objective by investing in equity investments or groups of equity investments that the subadvisor believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 28, 2013, the market capitalizations of companies included in the Russell 3000 Index ranged from less than $1 million to $414.5 billion.

The subadvisor employs an active investment management method, which means that securities are bought and sold according to the subadvisor's evaluations of companies' published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadvisor may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadvisor selects which methods to use, and in what combination, based on the subadvisor's assessment of what combination is best positioned to meet the fund's objective. The subadvisor may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Health care services risk Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     12.54% (Quarter ended 9/30/2010)
Worst Quarter:   -14.03% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(U.S. Equity Trust) | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
(U.S. Equity Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
(U.S. Equity Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2012
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
(U.S. Equity Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2005
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2006	rr_AnnualReturn2006	7.63%
Annual Return 2007	rr_AnnualReturn2007	2.38%
Annual Return 2008	rr_AnnualReturn2008	(27.30%)
Annual Return 2009	rr_AnnualReturn2009	19.94%
Annual Return 2010	rr_AnnualReturn2010	7.92%
Annual Return 2011	rr_AnnualReturn2011	8.13%
Annual Return 2012	rr_AnnualReturn2012	12.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Utilities Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadvisor considers a company to be in the utilities industry if, at the time of investment, the subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadvisor may invest up to 20% of the fund's net assets in lower rated debt instruments (commonly known as "junk bonds"). The fund may invest in companies of any size.

The subadvisor uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers' financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadvisor may invest the fund's assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadvisor uses derivatives, the subadvisor expects to use derivatives primarily to increase or decrease currency exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of dispropor-tionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as "junk bonds") are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Utilities risk The fund's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     21.12% (Quarter ended 6/30/2009)
Worst Quarter:   -24.50% (Quarter ended 9/30/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Utilities Trust) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Utilities Trust) | S&P Utilities Sector Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
(Utilities Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.65%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	14.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2001
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	34.53%
Annual Return 2004	rr_AnnualReturn2004	29.42%
Annual Return 2005	rr_AnnualReturn2005	16.82%
Annual Return 2006	rr_AnnualReturn2006	31.00%
Annual Return 2007	rr_AnnualReturn2007	27.40%
Annual Return 2008	rr_AnnualReturn2008	(38.64%)
Annual Return 2009	rr_AnnualReturn2009	33.64%
Annual Return 2010	rr_AnnualReturn2010	14.03%
Annual Return 2011	rr_AnnualReturn2011	6.65%
Annual Return 2012	rr_AnnualReturn2012	13.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
(Utilities Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	14.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
(Utilities Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.64%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	14.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.82%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
(Value Trust)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year. In subsequent periods, the fund's expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($315 million to $42 billion as of February 28, 2013).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadvisor's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadvisor believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadvisor may favor securities of companies that are in undervalued industries. The subadvisor may purchase stocks that do not pay dividends. The subadvisor may also invest the fund's assets in companies with smaller or larger market capitalizations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk The subadvisor's investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Real estate securities risk Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series I:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:     23.67% (Quarter ended 9/30/2009)
Worst Quarter:   -27.95% (Quarter ended 12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2012
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
(Value Trust) | Russell Mid Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
(Value Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1997
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2003	rr_AnnualReturn2003	38.76%
Annual Return 2004	rr_AnnualReturn2004	15.18%
Annual Return 2005	rr_AnnualReturn2005	12.56%
Annual Return 2006	rr_AnnualReturn2006	21.05%
Annual Return 2007	rr_AnnualReturn2007	8.22%
Annual Return 2008	rr_AnnualReturn2008	(40.87%)
Annual Return 2009	rr_AnnualReturn2009	41.18%
Annual Return 2010	rr_AnnualReturn2010	22.22%
Annual Return 2011	rr_AnnualReturn2011	0.98%
Annual Return 2012	rr_AnnualReturn2012	17.42%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
(Value Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.18%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2002
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
(Value Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.50%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Management fee	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2012, expenses are estimated.
[2]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	The table reflects the combined fees of the feeder fund and the master fund.
[5]	"Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other Expenses" would have been 0.09%.
[6]	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
[8]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.
[9]	The Advisor has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory fees, 12b-1 fees, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[10]	The Advisor has contractually agreed to waive its management fee by 0.10% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
[11]	The Advisor has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund's annual operating expenses do not exceed its "Net Operating Expenses" as shown in the table above. A fund's "Total Operating Expenses" includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. The Advisor's obligation to provide the expense cap will remain in effect until April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based on a determination that this is appropriate under the circumstances at this time.
[12]	Prior to July 16, 2012, the fund compared its performance to 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisors' outlook on the fund's investments and allocations to natural resources sectors.
[13]	"Other Expenses" reflect interest expense resulting from the Fund's use of certain investments such as reverse repurchase agreements or sale-buybacks. Such expense is required to be treated as a Fund expense for the accounting purposes. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy. Had these expenses been excluded, "Other Expenses" would have been 0.10%.
[14]	The Advisor has contractually agreed to waive its management fee by 0.05% as a percentage of the fund's average annual net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.